UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund
Government Fund

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Government Fund	(Click Here)
Notes to the Financial Statements	(Click Here)
Reports of Independent Registered Public Accounting Firms	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities. Government Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Treasury
Capital Reserves Class	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Daily Money Class	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Advisor B Class	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Advisor C Class	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Prime
Capital Reserves Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Daily Money Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Tax-Exempt
Capital Reserves Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Daily Money Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Fidelity Tax-Free Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Government
Capital Reserves Class	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Daily Money Class	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/14	% of fund's investments 4/30/14	% of fund's investments 10/31/13
1 - 7	72.1	57.9	52.2
8 - 30	3.9	11.2	9.4
31 - 60	0.0	6.9	1.9
61 - 90	6.6	4.5	7.6
91 - 180	10.4	13.4	19.7
> 180	7.0	6.1	9.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/14	4/30/14	10/31/13
Treasury Fund	38 Days	40 Days	55 Days
All Taxable Money Market Funds Average*	47 Days	45 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/14	4/30/14	10/31/13
Treasury Fund	61 Days	55 Days	55 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Treasury Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
Treasury Debt 26.8%	Treasury Debt 44.2%
Repurchase Agreements 65.4%	Repurchase Agreements 55.5%
Net Other Assets (Liabilities) 7.8%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields
	10/31/14	7/31/14	4/30/14	1/31/14	10/31/13

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2014, the most recent period shown in the table, would have been -0.65% for Daily Money Class, -0.89% for Capital Reserves Class, -1.39 for Advisor B Class and -1.39% for Advisor C Class.

Annual Report

Treasury Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Treasury Debt - 26.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bills
2/19/15 to 8/20/15	0.06 to 0.13%	$ 142,500	$ 142,434
U.S. Treasury Notes
11/15/14 to 7/31/16	0.05 to 0.18 (b)	1,558,198	1,562,667
TOTAL TREASURY DEBT (Cost $1,705,101)			1,705,101
Treasury Repurchase Agreement - 65.4%
	Maturity Amount (000s)
In a joint trading account at:
0.08% dated 10/31/14 due 11/3/14 (Collateralized by U.S. Treasury Obligations) #	$ 49,844	49,844
0.09% dated 10/31/14 due 11/3/14 (Collateralized by U.S. Treasury Obligations) #	2,658,401	2,658,382
With:
Barclays Capital, Inc. at 0.07%, dated 10/17/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $422,300,387, 0.25% - 4.25%, 11/15/14 - 2/15/39)	414,049	414,000
BNP Paribas Securities Corp. at 0.06%, dated 9/10/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $140,772,700, 0% - 7.13%, 12/4/14 - 2/15/29)	138,013	138,000
Federal Reserve Bank of New York at 0.05%, dated 10/31/14 due 11/3/14 (Collateralized by U.S. Treasury Obligations valued at $623,002,625, 3.13%, 2/15/42)	623,003	623,000
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 10/30/14 due 11/6/14 (Collateralized by U.S. Treasury Obligations valued at $73,440,679, 0% - 0.38%, 9/17/15 - 5/31/16)	72,001	72,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at 0.1%, dated:
9/11/14 due 2/9/15 (Collateralized by U.S. Treasury Obligations valued at $56,108,317, 2% - 3.75%, 11/15/18 - 5/31/21)	$ 55,023	$ 55,000
10/27/14 due 1/27/15 (Collateralized by U.S. Treasury Obligations valued at $150,962,952, 0.88% - 2.63%, 10/15/17 - 11/15/20)	148,038	148,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $4,158,226)		4,158,226
TOTAL INVESTMENT PORTFOLIO - 92.2% (Cost $5,863,327)		5,863,327
NET OTHER ASSETS (LIABILITIES) - 7.8%		494,102
NET ASSETS - 100%		$ 6,357,429
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,844,000 due 11/03/14 at 0.08%
Barclays Capital, Inc.	$ 13,922
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,748
Societe Generale	26,174
$ 49,844
$2,658,382,000 due 11/03/14 at 0.09%
BNP Paribas Securities Corp.	$ 242,920
Citibank NA	242,920
Credit Agricole CIB New York Branch	971,680
Credit Suisse Securities (USA) LLC	80,973
HSBC Securities (USA), Inc.	640,528
J.P. Morgan Securities, Inc.	242,920
Societe Generale	25,911
UBS Securities LLC	80,973
Wells Fargo Securities LLC	129,557
$ 2,658,382
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $4,158,226) - See accompanying schedule: Unaffiliated issuers (cost $5,863,327)		$ 5,863,327
Receivable for fund shares sold		563,387
Interest receivable		4,447
Prepaid expenses		16
Total assets		6,431,177

Liabilities
Payable for fund shares redeemed	$ 73,470
Distributions payable	17
Accrued management fee	174
Other affiliated payables	44
Other payables and accrued expenses	43
Total liabilities		73,748

Net Assets		$ 6,357,429
Net Assets consist of:
Paid in capital		$ 6,357,423
Accumulated undistributed net realized gain (loss) on investments		6
Net Assets		$ 6,357,429

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,525,153 ÷ 1,524,960 shares)		$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,718,462 ÷ 4,717,618 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($13,085 ÷ 13,079 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($100,729 ÷ 100,718 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2014

Investment Income
Interest		$ 4,317

Expenses
Management fee	$ 13,775
Transfer agent fees	11,048
Distribution and service plan fees	18,072
Accounting fees and expenses	469
Custodian fees and expenses	39
Independent trustees' compensation	23
Registration fees	922
Audit	51
Legal	16
Miscellaneous	32
Total expenses before reductions	44,447
Expense reductions	(40,680)	3,767
Net investment income (loss)		550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		22
Net increase in net assets resulting from operations		$ 572

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 550	$ 540
Net realized gain (loss)	22	65
Net increase in net assets resulting from operations	572	605
Distributions to shareholders from net investment income	(550)	(540)
Share transactions - net increase (decrease)	919,872	193,688
Total increase (decrease) in net assets	919,894	193,753

Net Assets
Beginning of period	5,437,535	5,243,782
End of period	$ 6,357,429	$ 5,437,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.98%	.98%	.98%	.98%	.97%
Expenses net of fee waivers, if any	.07%	.12%	.14%	.14%	.22%
Expenses net of all reductions	.07%	.12%	.14%	.14%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,525	$ 1,205	$ 1,365	$ 1,300	$ 1,126

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.73%	.73%	.73%	.72%
Expenses net of fee waivers, if any	.07%	.12%	.14%	.13%	.22%
Expenses net of all reductions	.07%	.12%	.14%	.13%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 4,718	$ 4,097	$ 3,750	$ 3,760	$ 2,056

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operationsD	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.48%	1.49%	1.49%	1.48%
Expenses net of fee waivers, if any	.07%	.12%	.13%	.14%	.22%
Expenses net of all reductions	.07%	.12%	.13%	.14%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 21	$ 27	$ 38	$ 47

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, B	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.48%	1.49%	1.48%	1.48%
Expenses net of fee waivers, if any	.07%	.12%	.14%	.14%	.22%
Expenses net of all reductions	.07%	.12%	.14%	.14%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 114	$ 102	$ 126	$ 105

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/14	% of fund's investments 4/30/14	% of fund's investments 10/31/13
1 - 7	38.0	29.2	30.4
8 - 30	23.3	25.8	23.3
31 - 60	9.0	17.1	16.0
61 - 90	8.5	12.5	10.6
91 - 180	16.3	12.2	14.4
> 180	4.9	3.2	5.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/14	4/30/14	10/31/13
Prime Fund	50 Days	47 Days	53 Days
All Taxable Money Market Funds Average*	47 Days	45 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/14	4/30/14	10/31/13
Prime Fund	86 Days	90 Days	99 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Prime Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Certificates of Deposit 49.6%		Certificates of Deposit 52.8%
	Commercial Paper 3.8%		Commercial Paper 12.5%
	Variable Rate Demand Notes (VRDNs) 0.2%		Variable Rate Demand Notes (VRDNs) 0.9%
	Other Notes 1.2%		Other Notes 0.9%
	Treasury Debt 3.0%		Treasury Debt 10.6%
	Government Agency Debt 9.1%		Government Agency Debt 6.5%
	Other Instruments 16.6%		Other Instruments 2.3%
	Repurchase Agreements 16.8%		Repurchase Agreements 13.7%
	Net Other Assets (Liabilities)† (0.3)%		Net Other Assets (Liabilities)† (0.2)%
* Foreign investments	67.8%	** Foreign investments	61.1%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	10/31/14	7/31/14	4/30/14	1/31/14	10/31/13
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2014, the most recent period shown in the table, would have been -0.52% for Daily Money Class and -0.77% for Capital Reserves Class.

Annual Report

Prime Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 49.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.6%
Citibank NA
2/6/15 to 3/6/15	0.23%	$ 180,000	$ 180,000
State Street Bank & Trust Co.
6/8/15	0.23 (c)	69,000	69,000
Wells Fargo Bank NA
11/4/14	0.21	40,000	40,000
			289,000
London Branch, Eurodollar, Foreign Banks - 3.2%
Commonwealth Bank of Australia
12/22/14	0.22	36,000	36,000
Mizuho Corporate Bank Ltd.
12/12/14	0.25	65,000	64,982
National Australia Bank Ltd.
1/5/15 to 3/10/15	0.21 to 0.25 (c)	476,000	476,000
			576,982
New York Branch, Yankee Dollar, Foreign Banks - 44.8%
Bank of Montreal
7/14/15 to 7/21/15	0.23 to 0.24 (c)	131,000	131,000
Bank of Montreal Chicago CD Program
11/13/14 to 4/10/15	0.18 to 0.20 (c)	371,000	371,000
Bank of Nova Scotia
3/31/15 to 6/30/15	0.21 to 0.31 (c)	789,000	789,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/21/14 to 4/1/15	0.25	874,000	874,000
Canadian Imperial Bank of Commerce
4/1/15 to 7/13/15	0.22 to 0.31 (c)	352,000	352,000
Credit Agricole CIB
12/29/14	0.24	180,000	180,000
Credit Industriel et Commercial
11/5/14 to 11/6/14	0.13	338,000	338,000
Credit Suisse AG
11/10/14 to 1/12/15	0.25 to 0.29	228,000	228,000
Mitsubishi UFJ Trust & Banking Corp.
4/14/15	0.28	23,000	23,000
Mizuho Corporate Bank Ltd.
11/10/14 to 2/25/15	0.25	839,000	839,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
11/7/14 to 2/3/15	0.11 to 0.26% (c)	$ 885,000	$ 885,000
Rabobank Nederland New York Branch
1/5/15	0.20 (c)	76,000	76,000
Royal Bank of Canada
11/24/14 to 4/9/15	0.20 to 0.23 (c)	221,000	221,000
Sumitomo Mitsui Banking Corp.
11/7/14 to 4/15/15	0.23 to 0.33 (c)	904,100	904,100
Sumitomo Mitsui Trust Banking Ltd.
11/13/14 to 3/10/15	0.24	827,000	827,000
Svenska Handelsbanken, Inc.
12/12/14	0.20	200,000	200,001
Toronto-Dominion Bank
2/17/15 to 10/6/15	0.21 to 0.31 (c)	663,000	663,000
UBS AG
1/27/15	0.26 (c)	100,000	100,000
			8,001,101
TOTAL CERTIFICATE OF DEPOSIT (Cost $8,867,083)			8,867,083
Financial Company Commercial Paper - 3.7%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/5/15	0.25	41,000	40,981
Credit Agricole CIB
11/3/14	0.09	17,000	17,000
DNB Bank ASA
3/18/15	0.25	34,000	33,968
JPMorgan Securities LLC
4/22/15	0.26 (c)	80,000	80,000
Lloyds Bank PLC
11/5/14	0.10	169,000	168,998
Skandinaviska Enskilda Banken AB
12/29/14	0.22	100,000	99,965
Swedbank AB
1/28/15	0.25	49,000	48,970
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto Dominion Holdings (U.S.A.)
2/3/15	0.24%	$ 41,000	$ 40,974
Toyota Motor Credit Corp.
2/18/15 to 3/25/15	0.22 to 0.25	128,000	127,895
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $658,751)			658,751
Other Commercial Paper - 0.1%

The Coca-Cola Co.
12/17/14	0.20
(Cost $19,995)		20,000	19,995
Treasury Debt - 3.0%

U.S. Treasury Obligations - 3.0%
U.S. Treasury Bills
1/8/15 to 3/5/15	0.13	280,000	279,917
U.S. Treasury Notes
11/15/14 to 3/31/15	0.08 to 0.18	249,000	249,186
TOTAL TREASURY DEBT (Cost $529,103)			529,103
Other Note - 1.2%

Medium-Term Notes - 1.2%
International Bank Reconstruction & Development
10/28/15	0.30	64,000	64,000
Svenska Handelsbanken AB
4/15/15 to 4/27/15	0.28 to 0.30 (b)(c)	166,000	166,000
TOTAL OTHER NOTE (Cost $230,000)			230,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/7/14	0.15 (c)
(Cost $33,000)		33,000	33,000
Government Agency Debt - 9.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 9.1%
Fannie Mae
8/5/15 to 10/21/15	0.12 to 0.15% (c)	$ 297,000	$ 296,965
Federal Home Loan Bank
8/17/15 to 12/11/15	0.13 to 0.25 (c)	969,655	969,624
Freddie Mac
6/26/15 to 7/17/15	0.14 (c)	355,000	354,976
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,621,565)			1,621,565
Other Instrument - 16.6%

Time Deposits - 16.6%
Australia & New Zealand Banking Group Ltd.
11/3/14	0.06	76,000	76,000
Bank of New York Mellon (TD)
11/3/14	0.05	800,000	800,000
Credit Agricole CIB
11/3/14	0.09	515,000	515,000
DNB Bank ASA
11/3/14	0.07	800,000	800,000
ING Bank NV
11/4/14	0.11	69,000	69,000
Skandinaviska Enskilda Banken AB
11/3/14	0.09	357,000	357,000
Swedbank AB
11/3/14	0.07	343,000	343,000
TOTAL OTHER INSTRUMENT (Cost $2,960,000)			2,960,000
Government Agency Repurchase Agreement - 5.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.1% dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations) #	$ 50,073	$ 50,073
0.11% dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations) #	861,491	861,483
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $911,556)		911,556
Treasury Repurchase Agreement - 5.7%

With Federal Reserve Bank of New York at 0.05%, dated 10/31/14 due 11/3/14 (Collateralized by U.S. Treasury Obligations valued at $1,011,004,213, 2%, 11/15/21) (Cost $1,011,000)	1,011,004	1,011,000
Other Repurchase Agreement - 6.0%

Other Repurchase Agreement - 6.0%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.18%, dated 10/28/14 due 11/4/14 (Collateralized by U.S. Government Obligations valued at $7,213,602, 3%, 6/15/42)	7,000	7,000
0.38%, dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations valued at $23,693,472, 0% - 5%, 1/20/35 - 9/20/44)	23,001	23,000
0.4%, dated 10/30/14 due 11/6/14 (Collateralized by U.S. Government Obligations valued at $26,781,281, 0.67% - 4%, 4/25/22 - 3/25/44)	26,002	26,000
0.41%, dated 10/29/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $35,020,825, 3.12%, 8/25/24)	34,003	34,000
0.65%, dated:
8/5/14 due 11/3/14 (Collateralized by U.S. Government Obligations valued at $18,570,472, 0.46%, 2/20/38)	18,029	18,000
8/7/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $67,054,777, 3.12%, 8/25/24)	65,106	65,000
8/28/14 due:
11/13/14 (Collateralized by Corporate Obligations valued at $148,135,610, 5.13% - 12.13%, 11/15/16 - 5/1/31)	137,190	137,000
11/18/14 (Collateralized by U.S. Government Obligations valued at $66,000,586, 3.12%, 8/25/24)	64,095	64,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.65%, dated: - continued
10/9/14 due 1/8/15 (Collateralized by Corporate Obligations valued at $108,043,715, 3.75% - 9.75%, 2/15/16 - 8/1/39)	$ 100,164	$ 100,000
0.75%, dated 10/31/14 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $35,020,825, 3.12%, 8/25/24)	34,108	34,000
J.P. Morgan Clearing Corp. at 0.73%, dated 10/28/14 due 1/29/15 (Collateralized by Corporate Obligations valued at $66,310,113, 1.75% - 4%, 10/1/18 - 10/15/42)	61,250	61,000
J.P. Morgan Securities, Inc. at:
0.15%, dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations valued at $15,450,012, 0% - 13.62%, 4/15/29 - 5/15/41)	15,000	15,000
0.2%, dated 10/29/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $35,021,139, 4% - 6.04%, 4/20/42 - 9/20/44)	34,001	34,000
0.59%, dated 6/4/14 due 12/19/14 (Collateralized by Corporate Obligations valued at $11,581,956, 0% - 5.64%, 11/6/14 - 11/6/42)	11,036	11,000
0.62%, dated 7/10/14 due 11/7/14 (Collateralized by Mortgage Loan Obligations valued at $50,858,797, 0.32%, 3/25/37)	47,097	47,000
0.63%, dated:
6/18/14 due 1/29/15 (Collateralized by Mortgage Loan Obligations valued at $107,173,094, 0.21% - 0.65%, 3/25/35 - 5/25/46)	99,412	99,000
7/16/14 due 1/29/15 (Collateralized by Mortgage Loan Obligations valued at $74,660,163, 0.35% - 0.43%, 9/25/36 - 9/25/46)	69,254	69,000
0.65%, dated 9/11/14 due 1/29/15 (Collateralized by Mortgage Loan Obligations valued at $34,591,344, 0.37%, 8/25/36)	32,121	32,000
0.73%, dated:
10/24/14 due 1/29/15 (Collateralized by Mortgage Loan Obligations valued at $74,531,082, 0.3% - 0.38%, 2/25/36 - 5/25/47)	69,270	69,000
10/28/14 due 1/29/15 (Collateralized by Corporate Obligations valued at $56,526,641, 5.3% - 10.38%, 1/15/15 - 12/29/49)	52,206	52,000
RBC Capital Markets Co. at:
0.24%, dated 10/28/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $21,551,740, 0% - 14.42%, 10/25/18 - 9/15/44)	21,002	21,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.29%, dated 9/23/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $25,734,329, 0% - 12.03%, 10/15/20 - 10/20/44)	$ 25,018	$ 25,000
0.38%, dated 10/28/14 due 11/7/14 (Collateralized by Corporate Obligations valued at $22,681,437, 3.75% - 14%, 5/1/16 - 1/15/43)	21,003	21,000
0.4%, dated 10/21/14 due 11/4/14 (Collateralized by Mortgage Loan Obligations valued at $7,541,994, 0.32% - 6.25%, 11/15/26 - 2/15/51)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,071,000)		1,071,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $17,913,053)		17,913,053
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(45,444)
NET ASSETS - 100%		$ 17,867,609
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,073,000 due 11/03/14 at 0.10%
Citibank NA	$ 18,773
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,761
Wells Fargo Securities LLC	22,539
$ 50,073
$861,483,000 due 11/03/14 at 0.11%
BNP Paribas Securities Corp.	$ 147,951
Bank of America NA	145,880
Barclays Capital, Inc.	99,525
Citibank NA	7,620
Credit Agricole CIB New York Branch	36,988
Credit Suisse Securities (USA) LLC	18,494
HSBC Securities (USA), Inc.	36,988
ING Financial Markets LLC	92,470
J.P. Morgan Securities, Inc.	157,272
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,600
Morgan Stanley & Co., Inc.	11,096
Societe Generale	73,976
Wells Fargo Securities LLC	24,623
$ 861,483
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $2,993,556) - See accompanying schedule: Unaffiliated issuers (cost $17,913,053)		$ 17,913,053
Receivable for fund shares sold		260,697
Interest receivable		6,483
Prepaid expenses		56
Receivable from investment adviser for expense reductions		358
Other receivables		355
Total assets		18,181,002

Liabilities
Payable for fund shares redeemed	$ 309,931
Distributions payable	33
Accrued management fee	2,878
Other affiliated payables	98
Other payables and accrued expenses	453
Total liabilities		313,393

Net Assets		$ 17,867,609
Net Assets consist of:
Paid in capital		$ 17,867,902
Distributions in excess of net investment income		(293)
Net Assets		$ 17,867,609

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,955,855 ÷ 9,953,805 shares)		$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($7,911,754 ÷ 7,909,647 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2014

Investment Income
Interest		$ 38,694

Expenses
Management fee	$ 46,973
Transfer agent fees	37,634
Distribution and service plan fees	71,975
Accounting fees and expenses	1,179
Custodian fees and expenses	156
Independent trustees' compensation	80
Registration fees	5,009
Audit	71
Legal	54
Miscellaneous	114
Total expenses before reductions	163,245
Expense reductions	(126,424)	36,821
Net investment income (loss)		1,873
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		157
Net increase in net assets resulting from operations		$ 2,030

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,873	$ 1,880
Net realized gain (loss)	157	198
Net increase in net assets resulting from operations	2,030	2,078
Distributions to shareholders from net investment income	(1,874)	(1,879)
Share transactions - net increase (decrease)	(1,435,032)	1,897,242
Total increase (decrease) in net assets	(1,434,876)	1,897,441

Net Assets
Beginning of period	19,302,485	17,405,044
End of period (including distributions in excess of net investment income of $293 and distributions in excess of net investment income of $181, respectively)	$ 17,867,609	$ 19,302,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B
Expenses before reductions	.99%	.99%	.98%	.99%	.98%
Expenses net of fee waivers, if any	.20%	.24%	.34%	.34%	.41%
Expenses net of all reductions	.20%	.24%	.34%	.34%	.41%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,956	$ 10,114	$ 9,322	$ 9,039	$ 9,169

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B
Expenses before reductions	.74%	.74%	.73%	.74%	.73%
Expenses net of fee waivers, if any	.20%	.24%	.34%	.34%	.41%
Expenses net of all reductions	.20%	.24%	.34%	.34%	.41%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 7,912	$ 9,188	$ 8,083	$ 8,463	$ 8,748

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/14	% of fund's investments 4/30/14	% of fund's investments 10/31/13
1 - 7	70.1	70.8	70.0
8 - 30	3.4	3.7	2.4
31 - 60	6.9	6.2	4.5
61 - 90	2.1	4.4	1.2
91 - 180	5.5	10.4	6.9
> 180	12.0	4.5	15.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/14	4/30/14	10/31/13
Tax-Exempt Fund	46 Days	34 Days	54 Days
All Tax-Free Money Markets Fund Average*	41 Days	30 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/14	4/30/14	10/31/13
Tax-Exempt Fund	46 Days	34 Days	55 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
Variable Rate Demand Notes (VRDNs) 61.6%	Variable Rate Demand Notes (VRDNs) 59.4%
Other Municipal Debt 32.6%	Other Municipal Debt 34.1%
Investment Companies 5.1%	Investment Companies 6.1%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) 0.4%

Current and Historical Seven-Day Yields

	10/31/14	7/31/14	4/30/14	1/31/14	10/31/13
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2014, the most recent period shown in the table, would have been -0.63% for Daily Money Class, -0.88% for Capital Reserves Class and -0.39% for Fidelity Tax-Free Money Market Fund.

Annual Report

Tax-Exempt Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 11/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.08% 11/3/14, VRDN (b)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	23,700	23,700
		37,555
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	39,525	39,525
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.05% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,100	1,100
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 11/7/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,400	13,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 11/7/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,105	13,105
Series 1994 C, 0.06% 11/7/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	4,500	4,500
		93,430
Arizona - 1.7%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,310	4,310
Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Series 2008 B, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	16,200	16,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.): - continued
Series 2009 F, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 12,050	$ 12,050
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	13,310	13,310
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.05% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,040	4,040
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.24% 11/7/14, VRDN (b)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,000	5,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 11/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series EGL 06 0141, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	20,700	20,700
Series EGL 06 14 Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	14,850	14,850
Series MS 3078, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)	4,500	4,500
Series ROC II R 11980 X, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,715	6,715
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	5,100	5,100
		169,145
California - 1.7%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 9,285	$ 9,285
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.04% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,410	5,410
Participating VRDN Series Putters 3878 Q, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 11/7/14, LOC Citibank NA, VRDN (b)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 11/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	1,350	1,350
Series ROC II R 11727, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	10,035	10,035
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.05% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,800	5,800
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	22,050	22,050
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,315	6,315
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 10,000	$ 10,000
Series Putters 3365, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,055	4,055
		174,535
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	5,400	5,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,060	3,060
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	9,800	9,800
Series EGL 14 0021, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	17,575	17,575
Series EGL 14 0024, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	12,500	12,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	7,870	7,870
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.13% 11/7/14, LOC BNP Paribas SA, VRDN (b)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	7,200	7,200
		76,730
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 11/7/14, VRDN (b)	3,500	3,500
Series 1999 A, 0.2% 11/7/14, VRDN (b)	3,000	3,000
		6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.05% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	$ 9,000	$ 9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	12,025	12,025
(American Univ. Proj.) Series 2008, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	7,600	7,600
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,450	5,450
(The AARP Foundation Proj.) Series 2004, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	2,900	2,900
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	3,800	3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	10,800	10,800
Series 2006 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,575	12,575
(Georgetown Univ. Proj.) Series 2007 B1, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,850	2,850
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	8,900	8,900
		113,100
Florida - 1.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)	6,640	6,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	21,840	21,840
Series MS 3059, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)	5,615	5,615
Series Putters 3834 Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,500	5,500
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,960	2,960
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Tuscany Pointe Apts. Proj.) Series 2005 D, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	850	850
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series RBC 82, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,000	5,000
Miami-Dade County Series 2014 A, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	14,520	14,520
North Broward Hosp. District Rev. Series 2005 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,700	6,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.04% 11/7/14, LOC Northern Trust Co., VRDN (b)	20,100	20,100
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)	7,900	7,900
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	710	710
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,875	$ 7,875
(Suncoast Hospice Proj.) Series 2004, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	5,050	5,050
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)	3,315	3,315
		183,520
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.08% 11/7/14, LOC Freddie Mac, VRDN (b)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,326	10,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	1,500	1,500
Series 1985 B, 0.04% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	43,140	43,140
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,010	10,010
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.13% 11/3/14, VRDN (b)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 146,000	$ 146,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.05% 11/7/14, LOC Northern Trust Co., VRDN (b)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	1,200	1,200
		339,026
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2009 B, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	10,400	10,400
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
		38,050
Illinois - 8.7%
Chicago Board of Ed. Series 2000 B, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	39,485	39,485
Chicago Gen. Oblig.:
Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.08% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,600	12,600
Series 2003 B1, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	21,200	21,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.06% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	38,400	38,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2000-1, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,300	$ 6,300
Series 2004 A1, 0.08% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	18,545	18,545
Series 2004 A2, 0.08% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	35,520	35,520
Series 2004 A3, 0.07% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,085	2,085
DuPage County Rev. (Morton Arboretum Proj.) 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.05% 11/7/14, LOC BMO Harris Bank NA, VRDN (b)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2008 B2, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Series 2008 C, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	10,240	10,240
(Illinois College Proj.) 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,280	6,280
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	1,430	1,430
(North Central College Proj.) Series 2008, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	27,300	27,300
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.05% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	70,000	70,000
Series 2009 D, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 11/7/14, LOC Northern Trust Co., VRDN (b)	9,900	9,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Saint Xavier Univ. Proj.) Series 2008, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	$ 6,145	$ 6,145
(Spertus Institute of Jewish Studies Proj.) 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	15,725	15,725
(Trinity Int'l. Univ. Proj.) Series 2009, 0.05% 11/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,900	8,900
Participating VRDN:
Series EGL 06 115, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	13,615	13,615
Series EGL 06 118, Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	12,570	12,570
Series Putters 3288Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,960	2,960
Series 2007 F, 0.05% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	55,000	55,000
Series 2011 B, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	10,000	10,000
Illinois Gen. Oblig. Series 2003 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	58,100	58,100
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,245	22,245
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	16,900	16,900
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	30,000	30,000
Series 2007 A 2C, 0.05% 11/7/14, LOC Northern Trust Co., VRDN (b)	1,100	1,100
Series 2007 A-2A, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	10,600	10,600
Series 2007 A1, 0.05% 11/7/14, LOC Citibank NA, VRDN (b)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)	6,100	6,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,940	$ 1,940
Series 2008, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	33,665	33,665
		871,605
Indiana - 2.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 11/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	6,200	6,200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	28,550	28,550
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Series 2008 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	8,100	8,100
Series 2008 H, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,000	12,000
Series 2008 I, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	11,130	11,130
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.04% 11/7/14, VRDN (b)	12,200	12,200
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	19,360	19,360
Participating VRDN Series BBT 08 12, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	11,575	11,575
Series 2008, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.05% 11/7/14, LOC Bank of Nova Scotia, VRDN (b)	26,500	26,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 1,800	$ 1,800
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
		208,200
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.04% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	8,670	8,670
Series 2013 B2, 0.06% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 11/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 11/7/14, VRDN (b)	18,500	18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.08% 11/3/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		109,370
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B2, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
Series 2009 B4, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Louisville & Jefferson County:
Series 2011 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,600	15,600
Series 2013 C, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	8,000	8,000
		36,600
Louisiana - 1.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,450	15,450
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	$ 9,000	$ 9,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 11/7/14, VRDN (b)	15,200	15,200
Series 2010 B1, 0.21% 11/7/14, VRDN (b)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,100	12,100
Series 2010 B, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,200	18,200
Series 2010, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	75,000	75,000
Series 2011, 0.05% 11/7/14, LOC Bank of Nova Scotia, VRDN (b)	20,000	20,000
		170,850
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	4,150	4,150
Series 2004 C, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,100	2,100
		44,350
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	21,000	21,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 8,000	$ 8,000
Series RBC O 72, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
		38,740
Michigan - 1.4%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,600	5,600
Grand Traverse County Hosp. Series 2011 B, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	14,050	14,050
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	12,700	12,700
Series 2007 I, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,600	2,600
Series 2011 IIB, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	51,100	51,100
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	16,610	16,610
Series 2008 B2, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	23,725	23,725
Participating VRDN Series ROC II R 11676, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,650	8,650
		142,035
Minnesota - 0.7%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	4,040	4,040
Hennepin County Gen. Oblig. Series 2013 C, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	11,500	11,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 16,975	$ 16,975
Series 2009 B2, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	5,650	5,650
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,200	5,200
		69,830
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,360	7,360
Series ROC II-R 11987, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	6,300	6,300
		35,175
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,470	10,470
Series Putters 3929, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.04% 11/7/14, VRDN (b)	15,300	15,300
St. Charles County Pub. Wtr. Sup Series 2011, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,595	18,595
		47,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 31,410	$ 31,410
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,000	7,000
		38,410
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2008 D 2B, 0.03% 11/7/14, LOC Royal Bank of Canada, VRDN (b)	45,000	45,000
Series 2008 D1, 0.04% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,000	4,000
Series 2008 D3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	38,100	38,100
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,000	6,000
Series Putters 3489Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	55,725	55,725
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	2,600	2,600
Series 2008 B, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	40,875	40,875
Series 2009 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	22,170	22,170
Series 2009 B, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	13,625	13,625
		266,415
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.7%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 20,100	$ 20,100
Series Putters 4462, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	17,500	17,500
Participating VRDN Series Putters 4464, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,900	7,900
New Jersey Health Care Facilities Fing. Auth. Rev. (Meridian Health Sys. Proj.) Series 2003 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,750	12,750
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 11/7/14, VRDN (b)	7,100	7,100
		65,350
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.04% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
New York - 14.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.1% 11/7/14, LOC KeyBank NA, VRDN (b)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Nassau Health Care Corp. Rev. Series 2009 D1, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,400	5,400
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
Series ROC II R 14045, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 1995 B9, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	29,100	29,100
Series 2004 A3, 0.05% 11/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,000	4,000
Series 2004 H2 0.06% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	5,500	5,500
Series 2004 H3, 0.06% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	3,100	3,100
Series 2004 H6, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	16,095	16,095
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H8, 0.05% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	$ 4,400	$ 4,400
Series 2006 E3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2006 E4, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	15,290	15,290
Series 2006 I7, 0.04% 11/7/14, LOC Bank of America NA, VRDN (b)	7,500	7,500
Series 2008 J10, 0.06% 11/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	33,300	33,300
Series 2010 G4, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,200	40,200
Series 2011 A4, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,500	11,500
Series 2012 G3, 0.05% 11/7/14 (Liquidity Facility Citibank NA), VRDN (b)	86,000	86,000
Series 2012 G6, 0.07% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	9,550	9,550
Series 2013 A4, 0.04% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	29,910	29,910
Series H2, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Series 2008 E, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,600	5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	5,500	5,500
(Beekman Tower Proj.) Series 2008 A, 0.12% 11/7/14, LOC RBS Citizens NA, VRDN (b)	48,495	48,495
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	13,330	13,330
(Queenswood Apts. Proj.) Series 2001 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)	9,500	9,500
Series 2009 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	12,800	12,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.04% 11/7/14, LOC Lloyds Bank PLC, VRDN (b)	$ 11,650	$ 11,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000	10,000
Series BC 13 3WX, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,400	6,400
Series EGL 06 69 Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	16,270	16,270
Series Putters 3223, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	330	330
Series Putters 3496Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,020	7,020
Series ROC II R 11635, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11930, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	9,715	9,715
Series 2001 F1, 0.06% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	16,365	16,365
Series 2008 B1, 0.05% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	24,000	24,000
Series 2009 BB2, 0.09% 11/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,300	12,300
Series 2014 BB1, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,000	15,000
Series 2015 BB3, 0.05% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	12,250	12,250
Series F2, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,975	17,975
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series ROC II R 11903, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series 1999 A2, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,400	24,400
Series 2001 A, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,300	12,300
Series 2003 A2, 0.07% 11/3/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	12,800	12,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2013 A, 0.04% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 8,750	$ 8,750
Series 2013 C4, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
Series 2015 A3, 0.07% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	8,500	8,500
Subseries F5, 0.05% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	23,600	23,600
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	7,300	7,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0016, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	20,485	20,485
Series EGL 14 0031, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,960	8,960
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.1% 11/7/14, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	36,350	36,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	64,640	64,640
Participating VRDN:
Series EGL 06 47 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	11,540	11,540
Series EGL 07 0002, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	26,500	26,500
Series EGL 07 0003, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
Series EGL 07 0066, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	6,600	6,600
Series ROC II R 11535, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,770	2,770
Series ROC II R 11722, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,100	3,100
Series ROC II R 11735, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series ROC II R 11975, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2006 A2:
0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 4,130	$ 4,130
0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	5,720	5,720
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	6,100	6,100
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	19,700	19,700
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	3,000	3,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	26,600	26,600
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	46,400	46,400
Series 2009 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	25,200	25,200
Series 2012 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2013 A:
0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	8,600	8,600
0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	17,000	17,000
0.07% 11/3/14, LOC PNC Bank NA, VRDN (b)	13,975	13,975
Series 2013 A3, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	21,575	21,575
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	10,800	10,800
Series 2003 M1, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	24,500	24,500
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	52,255	52,255
Series 2008 B3V, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,200	5,200
Series 2008 B7V, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	21,100	21,100
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.03% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	13,600	13,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2005 D1, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 8,800	$ 8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Series 2005 A2, 0.04% 11/7/14, LOC California Teachers Retirement Sys., VRDN (b)	1,400	1,400
Westchester County Indl. Agcy. Rev. Series 2001, 0.24% 11/7/14, LOC RBS Citizens NA, VRDN (b)	6,290	6,290
		1,404,365
North Carolina - 1.3%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	12,800	12,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,000	7,000
Series 2002 B, 0.05% 11/7/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,000	4,000
Series 2002 C, 0.05% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	5,500	5,500
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	14,880	14,880
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	5,500	5,500
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	5,075	5,075
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series Putters 3331, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,250	1,250
Series Putters 3333, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 4,000	$ 4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	3,610	3,610
Participating VRDN:
Series RBC O 39, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,900	1,900
Series ROC II R 11806, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 11/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	11,900	11,900
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	32,700	32,700
		128,745
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	23,625	23,625
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	14,055	14,055
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 11/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,600	2,600
Middletown Hosp. Facilities Rev. Series 2008 A, 0.04% 11/7/14, LOC PNC Bank NA, VRDN (b)	4,200	4,200
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,440	2,440
		63,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 2,000	$ 2,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,000	5,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,900	5,900
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	51,000	51,000
		71,900
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	4,105	4,105
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	7,540	7,540
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	4,300	4,300
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.06% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	1,425	1,425
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	1,340	1,340
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	5,515	5,515
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,360	13,360
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	13,500	13,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.1% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 22,400	$ 22,400
Series 2008 A2, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	12,200	12,200
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	900	900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	6,525	6,525
Lower Merion School District Series 2009 B, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,800	6,800
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	10,110	10,110
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,855	2,855
Series ROC II R 11505, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Series ROC II R 14070, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	4,000	4,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.07% 11/7/14, LOC PNC Bank NA, VRDN (b)	6,050	6,050
(Marywood Univ. Proj.) Series 2005 A, 0.07% 11/7/14, LOC PNC Bank NA, VRDN (b)	3,855	3,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,705	4,705
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	6,060	6,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 7,430	$ 7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	23,050	23,050
Ridley School District Series 2009, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	7,935	7,935
Series 2009 C, 0.07% 11/7/14, LOC PNC Bank NA, VRDN (b)	650	650
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	5,720	5,720
		201,500
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,230	12,230
Series 2008 A, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,900	7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	20,125	20,125
		46,255
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.13% 11/3/14, VRDN (b)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	17,925	17,925
		45,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	$ 1,300	$ 1,300
Series 2003, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	3,900	3,900
Series 2004, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2005, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	16,300	16,300
Series 2008, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	31,500	31,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	3,745	3,745
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,800	8,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	15,505	15,505
Series 2004, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	28,645	28,645
Series 2006, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	9,500	9,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	3,500	3,500
Series Putters 2631, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
		144,195
Texas - 3.4%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.04% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,115	20,115
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,640	4,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 4,000	$ 4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	16,735	16,735
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.1% 11/7/14 (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.06% 11/3/14 (Exxon Mobil Corp. Guaranteed), VRDN (b)	12,800	12,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Houston Arpt. Sys. Rev. Series 2010, 0.06% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500	7,500
Series Putters 4719, 0.05% 11/7/14 (Liquidity Facility Bank of America NA) (b)(e)	4,905	4,905
Series ROC II R 11885X, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series ROC II R 12267, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,955	7,955
Series 2004 B3, 0.05% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,600	20,600
Series 2004 B4, 0.04% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	9,200	9,200
Judson Independent School District Participating VRDN Series MS 06 1859, 0.05% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.09% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lovejoy Independent School District Participating VRDN Series DB 514, 0.1% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 4,600	$ 4,600
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 11/3/14, VRDN (b)	5,100	5,100
Series 2010 B, 0.16% 11/3/14, VRDN (b)	3,500	3,500
Series 2010 C, 0.16% 11/3/14, VRDN (b)	18,100	18,100
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.06% 11/7/14 (Total SA Guaranteed), VRDN (b)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.06% 11/7/14 (Total SA Guaranteed), VRDN (b)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,395	5,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	17,500	17,500
Series 2011 E, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	9,300	9,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	2,150	2,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. Series 2012 A, 0.04% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 10,000	$ 10,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.07% 11/7/14 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	885	885
Series RBC O 71, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,275	8,275
		336,465
Utah - 0.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,900	9,900
		11,700
Virginia - 0.7%
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.05% 11/7/14, LOC Bank of New York, New York, VRDN (b)	8,925	8,925
Series 2008 D2, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,555	8,555
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.11% 11/7/14, LOC Bank of America NA, VRDN (b)	7,605	7,605
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	6,100	6,100
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,640	8,640
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,365	3,365
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN: - continued
Series ROC II R 11923, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 5,795	$ 5,795
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	9,750	9,750
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series Putters 3791Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
		70,535
Washington - 1.5%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,310	3,310
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,840	6,840
Series ROC II R 11962, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	12,655	12,655
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Series DB 599, 0.1% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	9,805	9,805
Series DB 606, 0.11% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,815	5,815
Series Putters 3856, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3872, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,000	$ 4,000
Series Putters 4292, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,755	3,755
Series WF 11-16C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4480, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.07% 11/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)	19,610	19,610
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.06% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,450	8,450
(Kitts Corner Apt. Proj.) Series 2014, 0.06% 11/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,000	7,000
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	3,750	3,750
		154,220
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.06% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	11,800	11,800
Series 2009 B, 0.05% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,600	25,600
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	22,400	22,400
		59,800
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.05% 11/7/14, LOC BMO Harris Bank NA, VRDN (b)	$ 7,000	$ 7,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	15,870	15,870
		35,270
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.2% 11/7/14, VRDN (b)	2,600	2,600
Series 1994, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
		8,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,167,431)		6,167,431
Other Municipal Debt - 32.6%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2007, 3.5% 12/1/14	8,475	8,499
Series 2009 A, 5% 5/1/15	3,445	3,528
		12,027
Alaska - 0.3%
Anchorage Gen. Oblig.:
Bonds:
Series B, 1.25% 9/1/15 (a)	1,510	1,524
Series C, 1.25% 9/1/15 (a)	1,795	1,811
Series A, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,500	2,500
Series A1, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,900	2,900
Series B1, 0.08% 11/5/14, LOC JPMorgan Chase Bank, CP	12,050	12,050
Series C1, 0.08% 11/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
		25,785
Arizona - 0.4%
Maricopa County Phoenix Union High School District #210 Bonds (School Impt. Proj.) Series 2014 C, 1% 7/1/15	1,100	1,106
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.09% 11/18/14, LOC Royal Bank of Canada, CP	10,500	10,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	$ 15,500	$ 15,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	1,900	1,961
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,860	4,969
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.07% 11/19/14, CP	5,400	5,400
		39,436
California - 5.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 L, 5% 5/1/15	5,260	5,388
California Gen. Oblig.:
RAN 1.5% 6/22/15	30,000	30,262
Series 2011 A2:
0.06% 12/4/14, LOC Royal Bank of Canada, CP	5,900	5,900
0.06% 12/16/14, LOC Royal Bank of Canada, CP	12,500	12,500
Series A1, 0.05% 11/6/14, LOC Wells Fargo Bank NA, CP	5,600	5,600
Series A3, 0.07% 11/5/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	6,200	6,200
California Infra Eco Dev. Bank Rev. Bonds 0.04%, tender 4/1/15 (b)	27,000	27,000
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	109,000	109,276
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	51,700	52,170
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.08% 12/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	4,600	4,600
0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	3,800	3,800
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	250,000	252,242
Oakland Gen. Oblig. TRAN 1% 6/30/15	55,000	55,322
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	6,400	6,479
		576,739
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN Series 2014 A, 1% 6/29/15	35,400	35,606
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	16,900	17,052
Colorado Health Facilities Auth. Rev. Bonds:
(Catholic Health Initiatives Proj.) Series 2009 B, 5%, tender 11/11/14 (b)	830	831
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. Bonds: - continued
Series 2011 A, 3.5% 2/1/15	$ 2,800	$ 2,823
Denver City & County Board Wtr. Rev. Bonds Series 2012 B, 5% 12/15/14	5,920	5,955
		62,267
Connecticut - 1.0%
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	3,400	3,428
Series 2010 A, 5% 4/1/15	1,000	1,020
Series 2014 C:
1% 12/15/14	5,100	5,106
2% 6/15/15	15,060	15,234
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.05% tender 11/25/14, CP mode	4,800	4,800
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,058
Guilford Gen. Oblig. BAN 1% 8/11/15	5,800	5,839
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	5,400	5,405
1% 12/5/14	24,955	24,976
1% 3/23/15	22,574	22,650
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,641
		103,157
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.08% tender 12/4/14, LOC JPMorgan Chase Bank, CP mode	22,600	22,600
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 12/5/14, LOC JPMorgan Chase Bank, CP	13,200	13,200
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	6,000	6,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A, 0.06% 12/3/14, LOC Sumitomo Mitsui Banking Corp., CP	5,200	5,200
		47,000
Florida - 2.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/2/15, LOC Bank of America NA, CP mode	7,540	7,540
Charlotte County School District TAN 0.75% 3/31/15	4,200	4,211
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 B, 5% 7/1/15	$ 3,530	$ 3,644
Series 2010 D, 5% 7/1/15	5,610	5,791
Florida Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/15	1,525	1,574
Series 2011 A, 5% 7/1/15	1,030	1,063
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 12/2/14, LOC JPMorgan Chase Bank, CP	6,713	6,713
0.08% 11/5/14, LOC JPMorgan Chase Bank, CP	10,400	10,400
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.07% 11/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,200	5,200
0.1% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
0.1% 1/22/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,010	6,010
0.11% 11/20/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,300	7,300
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.08% 12/2/14, CP	9,800	9,800
Jacksonville Gen. Oblig. Series 2004 A:
0.09% 12/1/14, LOC Barclays Bank PLC, CP	5,900	5,900
0.09% 12/1/14, LOC Barclays Bank PLC, CP	3,900	3,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 6, 5% 10/1/15	1,450	1,514
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	80,100	80,328
Palm Beach County School District TAN 1.25% 1/30/15	19,500	19,556
Pinellas County School District TAN 0.75% 6/30/15 (a)	21,600	21,688
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.12%, tender 5/29/15 (b)	7,000	7,000
St. Lucie School District TAN Series 2014, 1.5% 3/1/15	6,500	6,530
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.13%, tender 5/29/15 (b)	4,800	4,800
		228,462
Georgia - 1.3%
Atlanta Arpt. Rev. Bonds Series 2011 A, 5% 1/1/15	5,175	5,217
Cobb County Gen. Obligations TAN 0.5% 11/28/14	12,200	12,204
Fulton County Gen. Oblig. TAN 1% 12/31/14	77,100	77,215
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	1,000	1,019
Series 2009 G, 5% 11/1/14	1,200	1,200
Series 2013 A, 5% 1/1/15	2,000	2,016
Series 2014 A, 5% 2/1/15	8,300	8,401
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985A, 0.09% tender 12/9/14, LOC Barclays Bank PLC, CP mode	$ 5,550	$ 5,550
Series B:
0.06% 11/6/14, LOC PNC Bank NA, CP	2,913	2,913
0.06% 12/3/14, LOC TD Banknorth, NA, CP	14,700	14,700
		130,435
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series DR, 5% 6/1/15	1,000	1,028
Idaho - 0.7%
Idaho Gen. Oblig. TAN 2% 6/30/15	64,100	64,899
Illinois - 0.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 D2, 0.1% 1/22/15, LOC BMO Harris Bank NA, CP	2,751	2,751
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	3,990	3,991
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.06% 12/2/14, LOC PNC Bank NA, CP	8,900	8,900
0.09% 1/14/15, LOC PNC Bank NA, CP	8,900	8,900
Illinois Fin. Auth. Rev. Bonds (Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.08% tender 2/2/15, CP mode	3,800	3,800
0.09% tender 11/5/14, CP mode	6,100	6,100
0.09% tender 12/3/14, CP mode	5,900	5,900
Series 2012 I:
0.07% tender 12/1/14, CP mode	4,700	4,700
0.08% tender 2/5/15, CP mode	6,100	6,100
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.13%, tender 7/16/15 (b)	5,000	5,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	1,905	1,962
		58,104
Indiana - 2.7%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.06% tender 12/9/14, CP mode	30,900	30,900
0.09% tender 12/1/14, CP mode	12,665	12,665
2% 2/1/15	9,288	9,331
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Gas Util. Sys. Rev. 0.08% 12/4/14, LOC JPMorgan Chase Bank, CP	$ 12,100	$ 12,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.3%, tender 11/18/14 (b)	201,000	201,000
		265,996
Kansas - 0.1%
City of Lawrence Kansas Gen. Oblig. BAN Series 2014 l, 5% 5/1/15	425	435
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2014 B, 0.092% 9/1/15 (b)	7,400	7,400
Wichita Gen. Oblig. Bonds Series 811, 4% 6/1/15	6,585	6,733
		14,568
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/25/14, CP mode	3,700	3,700
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/5/14, CP mode	4,100	4,100
		7,800
Maryland - 0.7%
Baltimore County Gen. Oblig.:
0.05% 11/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	7,700	7,700
0.06% 12/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,300	12,300
0.07% 11/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,100	12,100
0.08% 12/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	15,600	15,600
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/15	5,000	5,182
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 12/1/14 (b)	11,800	11,800
Washington Suburban San. District Bonds 5% 6/1/15	7,500	7,713
		72,395
Massachusetts - 0.7%
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	29,400	29,597
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.25% tender 12/11/14, CP mode	2,700	2,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 A, 0.25% tender 11/7/14, CP mode	$ 32,100	$ 32,100
Series 1993 B:
0.36% tender 12/12/14, CP mode	3,100	3,100
0.37% tender 11/17/14, CP mode	500	500
		67,997
Michigan - 0.8%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 12/11/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	24,215	24,215
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,500	1,504
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 12/2/14, CP mode	5,900	5,900
0.06% tender 12/3/14, CP mode	7,835	7,835
0.07% tender 11/4/14, CP mode	4,400	4,400
0.07% tender 11/4/14, CP mode	8,400	8,400
0.08% tender 11/5/14, CP mode	9,800	9,800
0.09% tender 12/3/14, CP mode	6,100	6,100
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.05% tender 11/3/14, CP mode	5,000	5,000
Series J1, 0.08% 11/6/14, CP	5,535	5,535
		78,689
Minnesota - 0.5%
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/15	2,000	2,073
Series 2009 H, 5% 11/1/14	8,900	8,900
Series 2010 A, 5% 8/1/15	4,725	4,896
Series 2014 B, 4% 8/1/15	7,200	7,408
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	2,580	2,602
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.08% 12/4/14, CP	4,800	4,800
Univ. of Minnesota Rev. Series 2005 A:
0.05% 11/3/14, CP	6,500	6,500
0.06% 12/2/14, CP	8,000	8,000
0.08% 11/5/14, CP	8,800	8,800
		53,979
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.0%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.12%, tender 5/29/15 (b)	$ 4,700	$ 4,700
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2013 A, 5% 1/1/15	2,700	2,722
Series A:
0.08% 11/6/14, CP	5,800	5,800
0.08% 12/4/14, CP	5,800	5,800
0.08% 12/10/14, CP	5,800	5,800
0.09% 11/13/14, CP	6,000	6,000
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	7,393	7,464
Series A:
0.08% 12/1/14, CP	6,000	6,000
0.1% 11/12/14, CP	7,500	7,500
0.1% 11/17/14, CP	3,600	3,600
0.11% 11/5/14, CP	7,000	7,000
		57,686
Nevada - 0.3%
Clark County School District Bonds:
Series 2006 A, 5% 6/15/15	3,380	3,482
Series 2013 B, 5% 6/15/15	5,000	5,150
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
2% 12/1/14	6,325	6,335
4% 6/1/15	700	715
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 3/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,700	4,700
Series 2006 B, 0.1% 12/1/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,300	8,300
		28,682
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.35% tender 12/5/14, CP mode	8,700	8,700
0.37% tender 11/19/14, CP mode	3,000	3,000
		11,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.3%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	$ 7,275	$ 7,311
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	4,400	4,414
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	50,400	50,400
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	28,750	28,750
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	24,000	24,000
Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,600	9,600
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,407
		129,882
New York - 0.5%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.1% 11/5/14, CP	5,000	5,000
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 11/6/14, LOC Barclays Bank PLC, CP	18,600	18,600
Series 2D:
0.09% 2/6/15, LOC Citibank NA, CP	12,200	12,200
0.1% 12/8/14, LOC Citibank NA, CP	5,700	5,700
		49,700
North Carolina - 0.2%
Mecklenburg County Gen. Oblig. Bonds 5% 3/1/15	4,785	4,862
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2010 A, 5% 1/1/15	1,200	1,210
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/15	2,325	2,363
Series 2010 A, 5% 5/1/15	5,600	5,734
Series 2010 B, 5% 6/1/15	4,330	4,452
Series 2013 C, 3.5% 5/1/15	4,250	4,321
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2008 A, 5.25% 1/1/15	1,825	1,841
		24,783
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.5%
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.08%, tender 6/3/15 (b)	$ 3,500	$ 3,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 11/5/14, CP mode	3,000	3,000
0.1% tender 2/4/15, CP mode	8,200	8,200
0.1% tender 5/6/15, CP mode	4,600	4,600
Series 2008 B6:
0.09% tender 11/5/14, CP mode	15,000	15,000
0.1% tender 3/5/15, CP mode	4,800	4,800
0.1% tender 4/6/15, CP mode	7,800	7,800
		46,900
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 12/4/14, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	5,700	5,700
		12,800
Oregon - 0.6%
Oregon Gen. Oblig.:
Bonds Series 2014 C, 4% 8/1/15	2,350	2,418
TAN Series 2014 A, 2% 6/15/15	55,200	55,841
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	3,330	3,365
		61,624
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	4,500	4,561
South Carolina - 0.6%
Charleston County School District TAN 1.25% 4/1/15	13,100	13,163
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15	2,640	2,656
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2014 C, 1.25% 3/2/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	36,985	37,128
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009 E, 5% 1/1/15	4,950	4,989
		57,936
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	$ 9,950	$ 9,989
Texas - 6.3%
Austin Elec. Util. Sys. Rev. Series A:
0.06% 11/3/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,300	4,300
0.08% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,400	16,400
Brownsville Util. Sys. Rev. Series A, 0.11% 2/10/15, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	4,925	4,925
Harris County Gen. Oblig.:
Series A1:
0.09% 2/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,100	8,100
TAN Series 2014:
1% 2/27/15	31,000	31,091
2% 2/27/15	3,200	3,220
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,900	6,900
Harris County Metropolitan Trans. Auth.:
Series A1:
0.08% 12/4/14 (Liquidity Facility JPMorgan Chase Bank), CP	22,100	22,100
0.13% 12/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 12/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig. TRAN Series 2014, 1% 6/30/15	3,200	3,219
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.12% 3/16/15, CP	3,905	3,905
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/14	4,610	4,618
Lower Colorado River Auth. Rev.:
Series A:
0.08% 2/2/15, LOC JPMorgan Chase Bank, CP	7,200	7,200
0.09% 11/4/14, LOC JPMorgan Chase Bank, CP	7,600	7,600
0.06% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,100	16,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.08% 11/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 9,250	$ 9,250
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.07% tender 12/9/14, LOC JPMorgan Chase Bank, CP mode	7,600	7,600
0.07% tender 12/10/14, LOC JPMorgan Chase Bank, CP mode	11,300	11,300
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	1,985	2,007
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	2,405	2,492
San Antonio Wtr. Sys. Rev. Bonds Series 2014 A, 2% 5/15/15	3,140	3,171
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.) Series 2013 B, 0.14%, tender 5/29/15 (b)	3,200	3,200
Series 2014, 3% 12/1/14	2,320	2,325
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,521
Texas A&M Univ. Rev.:
Bonds Series 2011 A, 4% 5/15/15	2,610	2,664
Series 1993 B:
0.09% 12/8/14, CP	6,700	6,700
0.09% 3/6/15, CP	6,400	6,400
Texas Gen. Oblig.:
Bonds Series 2014, 2% 4/1/15	10,300	10,381
TRAN Series 2014, 1.5% 8/31/15	198,500	200,742
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 11/6/14, LOC Barclays Bank PLC, CP	5,800	5,800
0.09% 12/9/14, LOC Barclays Bank PLC, CP	10,900	10,900
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	4,400	4,542
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/15	5,725	5,841
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	$ 3,030	$ 3,133
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.05% 11/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.05% 11/17/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.05% 11/18/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,854	4,854
0.06% 12/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
0.06% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,900	4,900
0.08% 11/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,930	5,930
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
0.08% 11/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,520	7,520
0.08% 11/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
0.08% 12/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.08% 1/14/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.08% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.09% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.09% 1/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.09% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 2/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.09% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 2/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.09% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 15,000	$ 15,000
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,983	4,983
		632,984
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.09% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	1,000	1,032
Series 2011 A, 5% 7/1/15	2,000	2,064
		9,296
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds Series 2014 B, 1.5% 10/1/15 (a)	8,555	8,660
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.13%, tender 5/29/15 (b)	7,700	7,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.17%, tender 5/29/15 (b)	17,160	17,160
Series 2012 A, 0.13%, tender 5/29/15 (b)	13,100	13,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.08% 11/17/14, CP	9,600	9,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/18/14, CP mode	1,700	1,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2014 B, 5% 2/1/15	3,060	3,097
Series 2008 A, 5% 2/1/15	2,300	2,328
Series 2012 A, 5% 9/1/15	4,845	5,040
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projs.) Series 2010 A, 5% 5/15/15	5,485	5,629
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2014 C, 5% 8/1/15	5,020	5,203
Virginia Pub. School Auth. Bonds Series 2008 A, 5% 8/1/15	1,000	1,036
		80,253
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.3%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2006 A, 5% 7/1/15	$ 2,085	$ 2,152
(Proj. 1) Series 2009 A, 5% 7/1/15	720	743
Series 2005 A, 5% 7/1/15	350	361
Series 2007 C, 5% 7/1/15	620	640
King County Swr. Rev. Bonds 5% 1/1/15	1,235	1,245
Seattle Gen. Oblig. Bonds Series 2012, 3% 12/1/14	2,495	2,501
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/15	7,030	7,115
Series 2011 A, 5% 2/1/15	3,310	3,350
Washington Gen. Oblig. Bonds:
Series 2008 D, 5% 1/1/15	8,350	8,418
Series 2010 B, 5% 1/1/15	1,250	1,260
Series 2014 AR, 3% 7/1/15	4,135	4,214
		31,999
Wisconsin - 1.0%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	5,900	6,018
RAN Series 2014 RI, 1% 12/23/14	8,300	8,311
Wisconsin Gen. Oblig.:
Bonds 5% 5/1/15	10,000	10,242
Series 2005 A, 0.08% 11/17/14 (Liquidity Facility Bank of New York, New York), CP	5,241	5,241
Series 2006 A, 0.07% 12/1/14 (Liquidity Facility Bank of New York, New York), CP	5,700	5,700
Series 2013 A:
0.06% 12/4/14 (Liquidity Facility Bank of New York, New York), CP	7,215	7,215
0.08% 12/8/14 (Liquidity Facility Bank of New York, New York), CP	5,900	5,900
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.11%, tender 5/29/15 (b)	4,405	4,405
Series 2014 B1, 0.12%, tender 5/29/15 (b)	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Bonds Series 2014 A, 1% 12/1/14	3,820	3,823
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.06% tender 11/13/14, CP mode	3,400	3,400
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,300	9,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A, 0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 8,784	$ 8,784
Series 2013 A:
0.08% 2/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,300	4,300
0.09% 12/8/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	8,500	8,500
		96,339
TOTAL OTHER MUNICIPAL DEBT (Cost $3,262,577)		3,262,577
Investment Company - 5.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (c)(d) (Cost $517,469)	517,469,083	517,469
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $9,947,477)		9,947,477
NET OTHER ASSETS (LIABILITIES) - 0.7%		67,640
NET ASSETS - 100%		$ 10,015,117
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,875,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.)	8/13/09	$ 4,925
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 50,400
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 28,750
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 9,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 270
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,430,008)	$ 9,430,008
Fidelity Central Funds (cost $517,469)	517,469
Total Investments (cost $9,947,477)		$ 9,947,477
Cash		1,087
Receivable for investments sold		56,700
Receivable for fund shares sold		128,195
Interest receivable		10,460
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		31
Receivable from investment adviser for expense reductions		74
Other receivables		66
Total assets		10,144,107
Liabilities
Payable for investments purchased Regular delivery	$ 479
Delayed delivery	33,683
Payable for fund shares redeemed	92,469
Distributions payable	8
Accrued management fee	426
Other affiliated payables	1,814
Other payables and accrued expenses	111
Total liabilities		128,990

Net Assets		$ 10,015,117
Net Assets consist of:
Paid in capital		$ 10,014,656
Accumulated undistributed net realized gain (loss) on investments		461
Net Assets		$ 10,015,117
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($421,190 ÷ 420,723 shares)		$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($362,045 ÷ 361,636 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($9,231,882 ÷ 9,225,683 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2014

Investment Income
Interest		$ 9,065
Income from Fidelity Central Funds		270
Total income		9,335

Expenses
Management fee	$ 25,238
Transfer agent fees	20,194
Distribution and service plan fees	3,162
Accounting fees and expenses	822
Custodian fees and expenses	128
Independent trustees' compensation	42
Registration fees	581
Audit	52
Legal	28
Miscellaneous	119
Total expenses before reductions	50,366
Expense reductions	(42,039)	8,327
Net investment income (loss)		1,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,303
Net increase in net assets resulting from operations		$ 2,311

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,008	$ 956
Net realized gain (loss)	1,303	791
Net increase in net assets resulting from operations	2,311	1,747
Distributions to shareholders from net investment income	(1,009)	(955)
Share transactions - net increase (decrease)	208,624	1,063,396
Total increase (decrease) in net assets	209,926	1,064,188

Net Assets
Beginning of period	9,805,191	8,741,003
End of period	$ 10,015,117	$ 9,805,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.08%	.13%	.17%	.22%	.28%
Expenses net of all reductions	.08%	.13%	.17%	.22%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 421	$ 442	$ 402	$ 399	$ 371

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.08%	.13%	.17%	.21%	.28%
Expenses net of all reductions	.08%	.13%	.17%	.21%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 362	$ 442	$ 481	$ 525	$ 508

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.08%	.13%	.17%	.21%	.28%
Expenses net of all reductions	.08%	.13%	.17%	.21%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,232	$ 8,921	$ 7,858	$ 7,032	$ 6,006

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/14	% of fund's investments 4/30/14	% of fund's investments 10/31/13
1 - 7	62.4	44.8	39.0
8 - 30	12.6	11.8	18.2
31 - 60	5.7	10.6	10.2
61 - 90	5.0	8.0	3.4
91 - 180	4.7	20.1	23.4
> 180	9.6	4.7	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/14	4/30/14	10/31/13
Government Fund	47 Days	47 Days	56 Days
Government Retail Money Market Funds Average*	51 Days	49 Days	52 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/14	4/30/14	10/31/13
Government Fund	89 Days	91 Days	97 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
Treasury Debt 0.8%	Treasury Debt 12.5%
Government Agency Debt 42.1%	Government Agency Debt 38.3%
Repurchase Agreements 65.0%	Repurchase Agreements 49.3%
Net Other Assets (Liabilities)† (7.9)%	Net Other Assets (Liabilities)† (0.1)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	10/31/14	7/31/14	4/30/14	1/31/14	10/31/13

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2014, the most recent period shown in the table, would have been -1.50% for Daily Money Class and -1.65% for Capital Reserves Class.

Annual Report

Government Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Treasury Debt - 0.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills
3/5/15	0.12%
(Cost $50)		$ 50	$ 50
Government Agency Debt - 42.1%

Federal Agencies - 42.1%
Fannie Mae
11/17/14 to 10/22/15	0.14 to 0.23 (b)	367	367
Federal Farm Credit Bank
9/19/16	0.15 (b)	100	100
Federal Home Loan Bank
11/3/14 to 12/11/15	0.10 to 0.25 (b)	1,660	1,661
Freddie Mac
12/3/14 to 9/25/15	0.10 to 0.30 (b)	590	591
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,719)			2,719
Government Agency Repurchase Agreement - 65.0%
	Maturity Amount (000s)
In a joint trading account at:
0.1% dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations) #	$ 252	252
0.12% dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations) #	1,875	1,875
With:
BNP Paribas Securities Corp. at 0.07%, dated:
10/9/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $114,821, 2% - 6.5%, 4/1/18 - 10/1/44)	112	112
10/20/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $148,925, 0.75% - 6.5%, 9/1/17 - 9/20/44)	146	146
10/21/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $149,803, 0.75% - 8.75%, 1/12/18 - 9/20/43)	146	146
Citibank NA at 0.09%, dated 10/28/14 due 11/4/14 (Collateralized by U.S. Government Obligations valued at $222,366, 2.29% - 6%, 11/1/16 - 2/1/40)	217	217
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at 0.08%, dated:
9/26/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $113,965, 0%, 2/15/20)	$ 107	$ 107
10/6/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $91,172, 0%, 2/15/20)	87	87
10/10/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $77,496, 0%, 2/15/20)	71	71
10/20/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $45,586, 0%, 2/15/20)	44	44
Merrill Lynch, Pierce, Fenner & Smith at:
0.08%, dated:
9/15/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $307,450, 7.13%, 5/1/30)	300	300
10/20/14 due 11/7/14 (Collateralized by U.S. Treasury Obligations valued at $75,384, 7.13%, 5/1/30)	73	73
0.09%, dated 10/30/14 due 11/6/14 (Collateralized by U.S. Treasury Obligations valued at $84,253, 7.13%, 5/1/30)	82	82
RBC Capital Markets Corp. at:
0.08%, dated 10/16/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $57,136, 0.55% - 9.5%, 11/20/17 - 5/1/44)	56	56
0.1%, dated:
9/5/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $132,913, 1.32% - 4%, 10/1/22 - 9/1/44)	130	130
9/15/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $98,552, 1.88% - 4%, 7/1/27 - 11/1/44)	96	96
Wells Fargo Securities, LLC at:
0.09%, dated 10/29/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $176,133, 6% 7/25/36)	171	171
0.1%, dated 10/31/14 due 11/7/14 (Collateralized by U.S. Government Obligations valued at $77,251, 6%, 7/25/36)	75	75
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.13%, dated 8/6/14 due:
11/6/14 (Collateralized by U.S. Government Obligations valued at $79,336, 6%, 7/25/36)	$ 77	$ 77
11/7/14 (Collateralized by U.S. Government Obligations valued at $89,639, 6%, 7/25/36)	87	87
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $4,204)		4,204
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $6,973)		6,973
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(510)
NET ASSETS - 100%		$ 6,463
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$252,000 due 11/03/14 at 0.10%
Citibank NA	$ 94
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44
Wells Fargo Securities LLC	114
$ 252
$1,875,000 due 11/03/14 at 0.12%
BNY Mellon Capital Markets LLC	$ 271
Bank of America NA	549
Citibank NA	135
J.P. Morgan Securities, Inc.	355
Mizuho Securities USA, Inc.	367
Wells Fargo Securities LLC	198
$ 1,875
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $4,204) - See accompanying schedule: Unaffiliated issuers (cost $6,973)		$ 6,973
Receivable for fund shares sold		2
Interest receivable		1
Receivable from investment adviser for expense reductions		4
Total assets		6,980

Liabilities
Payable for fund shares redeemed	$ 488
Audit fees payable	27
Accrued management fee	1
Other payables and accrued expenses	1
Total liabilities		517

Net Assets		$ 6,463
Net Assets consist of:
Paid in capital		$ 6,463
Accumulated undistributed net realized gain (loss) on investments		-
Net Assets		$ 6,463

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($2,645 ÷ 2,645 shares)		$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,818 ÷ 3,818 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2014

Investment Income
Interest		$ 6

Expenses
Management fee	$ 13
Transfer agent fees	16
Distribution and service plan fees	17
Accounting fees and expenses	1
Custodian fees and expenses	3
Registration fees	57
Audit	40
Total expenses before reductions	147
Expense reductions	(142)	5
Net investment income (loss)		1
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		-
Net increase in net assets resulting from operations		$ 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2014	For the period July 2, 2013 (commencement of operations) to October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1	$ -
Net realized gain (loss)	-	-
Net increase in net assets resulting from operations	1	-
Distributions to shareholders from net investment income	(1)	-
Share transactions - net increase (decrease)	3,848	2,615
Total increase (decrease) in net assets	3,848	2,615

Net Assets
Beginning of period	2,615	-
End of period	$ 6,463	$ 2,615

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2014	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-
Distributions from net investment income F	-	-
Net asset value, end of period	$ 1.00	$ 1.00
Total ReturnB, C	.01%	-%
Ratios to Average Net Assets E
Expenses before reductions	3.05%	6.17%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	.01%	.01%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2014	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-
Distributions from net investment income F	-	-
Net asset value, end of period	$ 1.00	$ 1.00
Total ReturnB, C	.01%	-%
Ratios to Average Net Assets E
Expenses before reductions	2.73%	5.92%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	.01%	.01%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime), Tax-Exempt Fund (Tax-Exempt) and Government Fund (Government) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime and Government each offer two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Treasury Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Treasury Daily Money Class shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Prime incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain, which is included as Miscellaneous expense on the Statement of Operations. Tax-Exempt incurred a corporate tax liability on undistributed long-term capital gain, which is included as Miscellaneous expense on the Statement of Operations. As of October 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury	$ 5,863,327	$ -	$ -	$ -
Prime	17,913,053	-	-	-
Tax-Exempt	9,947,477	-	-	-
Government	6,973	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ -	$ 8	$ -	-
Prime	-	64	-	-
Tax-Exempt	69	-	489	-
Government	-	-*	-	-

* Amount represents one hundred seventeen dollars.

The tax character of distributions paid was as follows:

October 31, 2014
	Tax-Exempt Income	Ordinary Income	Total
Treasury	$ -	$ 550	$ 550
Prime	-	1,874	1,874
Tax-Exempt	1,009	-	1,009
Government	-	1	1

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

October 31, 2013
	Tax-Exempt Income	Ordinary Income	Total
Treasury	$ -	$ 540	$ 540
Prime	-	1,879	1,879
Tax-Exempt	955	-	955
Government	-	-*	-*

* Amount represents eighty-six dollars.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$ 6,799	$ -
Daily Money Class	-%	.25%	10,077	-
Advisor B Class	.75%	.25%	167	-
Advisor C Class	.75%	.25%	1,029	-
			$ 18,072	$ -
Prime
Capital Reserves Class	.25%	.25%	$ 50,003	$ -
Daily Money Class	-%	.25%	21,972	-
			$ 71,975	$ -
Tax-Exempt
Capital Reserves Class	.25%	.25%	$ 2,119	$ -
Daily Money Class	-%	.25%	1,043	-
			$ 3,162	$ -
Government
Capital Reserves Class	.25%	.25%	$ 9	$ -
Daily Money Class	-%	.25%	8	-
			$ 17	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and are 1.00% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ -**
Advisor B Class*	29
Advisor C Class*	58
Prime
Daily Money Class	21
Tax-Exempt
Daily Money Class	-***
Government
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents two hundred and seventy-nine dollars

*** Amount represents three hundred and sixty-one dollars

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Treasury, Prime and Government. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..20% of class-level average net assets. The transfer agent fee for each class of Tax-Exempt is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury
Capital Reserves Class	$ 2,724
Daily Money Class	8,081
Advisor B Class	34
Advisor C Class	209
$ 11,048
Prime
Capital Reserves Class	$ 20,009
Daily Money Class	17,625
$ 37,634

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

Tax-Exempt
Capital Reserves Class	$ 848
Daily Money Class	835
Fidelity Tax-Free Money Market Fund	18,511
$ 20,194
Government
Capital Reserves Class	$ 5
Daily Money Class	11
$ 16

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt is paid to Citibank.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Government to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

The investment adviser voluntarily agreed to reimburse each class of Prime and Tax-Exempt to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime
Capital Reserves Class	.95%	$ 3,558
Daily Money Class	.70%	3,196

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Tax-Exempt
Capital Reserves Class	.95%	$ 71
Daily Money Class	.70%	73
Fidelity Tax-Free Money Market Fund	.45%	1,576
Government
Capital Reserves Class	.95%	$ 36
Daily Money Class	.70%	70

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Capital Reserves Class	$ 12,380
Daily Money Class	26,611
Advisor B Class	236
Advisor C Class	1,453
Prime
Capital Reserves Class	$ 75,390
Daily Money Class	44,279
Tax-Exempt
Capital Reserves Class	$ 3,678
Daily Money Class	2,576
Fidelity Tax-Free Money Market Fund	34,046
Government
Capital Reserves Class	$ 15
Daily Money Class	21

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime	$ 1
Tax-Exempt	19

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013 A
Treasury
From net investment income
Capital Reserves Class	$ 136	$ 129
Daily Money Class	402	398
Advisor B Class	2	2
Advisor C Class	10	11
Total	$ 550	$ 540
Prime
From net investment income
Capital Reserves Class	$ 997	$ 1,001
Daily Money Class	877	878
Total	$ 1,874	$ 1,879
Tax-Exempt
From net investment income
Capital Reserves Class	$ 42	$ 43
Daily Money Class	42	48
Fidelity Tax-Free Money Market Fund	925	864
Total	$ 1,009	$ 955
Government
From net investment income
Capital Reserves Class*	$ -	$ -
Daily Money Class**	-	-
Total	$ 1	$ -***

A Distributions for Government are for the period July 2, 2013 (commencement of operations) to October 31, 2013

* Amount represents one hundred and seventy-two dollars and forty-two dollars, respectively.

** Amount represents three hundred and forty-one dollars and forty-four dollars, respectively.

*** Amount represents eighty-six dollars

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

Years ended October 31,	2014	2013 A
Treasury
Capital Reserves Class Shares sold	4,045,436	3,769,269
Reinvestment of distributions	85	95
Shares redeemed	(3,725,456)	(3,928,848)
Net increase (decrease)	320,065	(159,484)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

Years ended October 31,	2014	2013 A
Treasury
Daily Money Class Shares sold	14,589,850	14,909,061
Reinvestment of distributions	297	319
Shares redeemed	(13,968,841)	(14,562,417)
Net increase (decrease)	621,306	346,963
Advisor B Class Shares sold	4,147	10,912
Reinvestment of distributions	2	2
Shares redeemed	(11,949)	(17,447)
Net increase (decrease)	(7,800)	(6,533)
Advisor C Class Shares sold	105,037	129,664
Reinvestment of distributions	10	10
Shares redeemed	(118,746)	(116,932)
Net increase (decrease)	(13,699)	12,742
Prime
Capital Reserves Class Shares sold	38,282,968	39,826,155
Reinvestment of distributions	772	825
Shares redeemed	(38,442,087)	(39,034,374)
Net increase (decrease)	(158,347)	792,606
Daily Money Class Shares sold	29,102,799	31,564,769
Reinvestment of distributions	727	754
Shares redeemed	(30,380,211)	(30,460,887)
Net increase (decrease)	(1,276,685)	1,104,636
Tax-Exempt
Capital Reserves Class Shares sold	1,809,278	1,856,746
Reinvestment of distributions	30	32
Shares redeemed	(1,830,204)	(1,817,123)
Net increase (decrease)	(20,896)	39,655
Daily Money Class Shares sold	1,131,842	1,395,758
Reinvestment of distributions	38	44
Shares redeemed	(1,212,077)	(1,434,574)
Net increase (decrease)	(80,197)	(38,772)

Annual Report

7. Share Transactions - continued

Years ended October 31,	2014	2013 A
Tax-Exempt
Fidelity Tax-Free Money Market Fund Shares sold	27,731,483	28,349,275
Reinvestment of distributions	855	814
Shares redeemed	(27,422,621)	(27,287,576)
Net increase (decrease)	309,717	1,062,513
Government
Capital Reserves Class Shares sold	6,115	1,303
Reinvestment of distributions*	-	-
Shares redeemed	(4,752)	(21)
Net increase (decrease)	1,363	1,282
Daily Money Class Shares sold	6,024	1,467
Reinvestment of distributions**	-	-
Shares redeemed	(3,539)	(134)
Net increase (decrease)	2,485	1,333

A Share transactions for Government are for the period July 2, 2013 (commencement of operations) to October 31, 2013

* Amount represents one hundred and forty-one dollars and forty-two dollars, respectively.

** Amount represents one hundred and ninety-seven dollars and forty-four dollars, respectively.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 34% of the total outstanding shares of the Government Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Fidelity Newbury Street Trust) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' Management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 2014

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Government Fund:

We have audited the accompanying statements of assets and liabilities of Government Fund (the Fund), a fund of Fidelity Newbury Street Trust, including the schedule of investments, as of October 31, 2014, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from July 2, 2013 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Fund as of October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from July 2, 2013 (commencement of operations) to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of ArtisNaples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014- present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Tax-Exempt Fund	Pay Date	Record Date	Capital Gains
Capital Reserves Class	11/28/14	11/26/14	$0.00006
Daily Money Class	11/28/14	11/26/14	$0.00006
Fidelity Tax-Free Money Market Fund	11/28/14	11/26/14	$0.00006

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Fund	$ 1,089,010

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	55.18%
Prime Fund	8.69%
Government Fund	42.11%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2014 to October 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$ 460,260
Prime Fund	$ 1,489,896
Government Fund	$ 457

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund / Government Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Treasury Fund

Prime Fund

Annual Report

Tax-Exempt Fund

Government Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2013.

Daily Money Class (0.25% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Daily Money Class of each of Treasury Fund, Tax-Exempt Fund, and Government Fund ranked below its competitive median for 2013 and the total expense ratio of Daily Money Class of Prime Fund ranked above its competitive median for 2013.

Capital Reserves Class (0.50% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Capital Reserves Class of each of Treasury Fund, Tax-Exempt Fund, and Government Fund ranked below its competitive median for 2013 and the total expense ratio of Capital Reserves Class of Prime Fund ranked above its competitive median for 2013. The Board noted that Lipper categorizes this class as level load.

Advisor B Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2013.

Advisor C Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2013.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Government Fund,
Prime Fund, and Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMFI-ANN-1214
1.538749.117

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Capital Reserves Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Daily Money Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Fidelity Tax-Free Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/14	% of fund's investments 4/30/14	% of fund's investments 10/31/13
1 - 7	70.1	70.8	70.0
8 - 30	3.4	3.7	2.4
31 - 60	6.9	6.2	4.5
61 - 90	2.1	4.4	1.2
91 - 180	5.5	10.4	6.9
> 180	12.0	4.5	15.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/14	4/30/14	10/31/13
Tax-Exempt Fund	46 Days	34 Days	54 Days
All Tax-Free Money Markets Fund Average*	41 Days	30 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/14	4/30/14	10/31/13
Tax-Exempt Fund	46 Days	34 Days	55 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
Variable Rate Demand Notes (VRDNs) 61.6%	Variable Rate Demand Notes (VRDNs) 59.4%
Other Municipal Debt 32.6%	Other Municipal Debt 34.1%
Investment Companies 5.1%	Investment Companies 6.1%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) 0.4%

Current and Historical Seven-Day Yields

	10/31/14	7/31/14	4/30/14	1/31/14	10/31/13
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2014, the most recent period shown in the table, would have been -0.63% for Daily Money Class, -0.88% for Capital Reserves Class and -0.39% for Fidelity Tax-Free Money Market Fund.

Annual Report

Tax-Exempt Fund

Investments October 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 11/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 11/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.08% 11/3/14, VRDN (b)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	23,700	23,700
		37,555
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	39,525	39,525
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.05% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,100	1,100
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 11/7/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,400	13,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.05% 11/7/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,105	13,105
Series 1994 C, 0.06% 11/7/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	4,500	4,500
		93,430
Arizona - 1.7%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,310	4,310
Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Series 2008 B, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	16,200	16,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.): - continued
Series 2009 F, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 12,050	$ 12,050
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	13,310	13,310
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.05% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,040	4,040
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.24% 11/7/14, VRDN (b)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,000	5,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 11/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series EGL 06 0141, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	20,700	20,700
Series EGL 06 14 Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	14,850	14,850
Series MS 3078, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)	4,500	4,500
Series ROC II R 11980 X, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,715	6,715
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	5,100	5,100
		169,145
California - 1.7%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 9,285	$ 9,285
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.04% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,410	5,410
Participating VRDN Series Putters 3878 Q, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 11/7/14, LOC Citibank NA, VRDN (b)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 11/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	1,350	1,350
Series ROC II R 11727, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	10,035	10,035
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.05% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,800	5,800
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	22,050	22,050
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,315	6,315
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 10,000	$ 10,000
Series Putters 3365, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,055	4,055
		174,535
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	5,400	5,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,060	3,060
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	9,800	9,800
Series EGL 14 0021, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	17,575	17,575
Series EGL 14 0024, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	12,500	12,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	7,870	7,870
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.13% 11/7/14, LOC BNP Paribas SA, VRDN (b)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	7,200	7,200
		76,730
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 11/7/14, VRDN (b)	3,500	3,500
Series 1999 A, 0.2% 11/7/14, VRDN (b)	3,000	3,000
		6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.05% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	$ 9,000	$ 9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	12,025	12,025
(American Univ. Proj.) Series 2008, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	7,600	7,600
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,450	5,450
(The AARP Foundation Proj.) Series 2004, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	2,900	2,900
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	3,800	3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	10,800	10,800
Series 2006 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,575	12,575
(Georgetown Univ. Proj.) Series 2007 B1, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,850	2,850
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	8,900	8,900
		113,100
Florida - 1.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)	6,640	6,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	21,840	21,840
Series MS 3059, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)	5,615	5,615
Series Putters 3834 Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,500	5,500
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,960	2,960
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Tuscany Pointe Apts. Proj.) Series 2005 D, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	850	850
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series RBC 82, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,000	5,000
Miami-Dade County Series 2014 A, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	14,520	14,520
North Broward Hosp. District Rev. Series 2005 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,700	6,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.04% 11/7/14, LOC Northern Trust Co., VRDN (b)	20,100	20,100
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 11/7/14, LOC Bank of America NA, VRDN (b)	7,900	7,900
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	710	710
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,875	$ 7,875
(Suncoast Hospice Proj.) Series 2004, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	5,050	5,050
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.04% 11/7/14, LOC Fannie Mae, VRDN (b)	3,315	3,315
		183,520
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.08% 11/7/14, LOC Freddie Mac, VRDN (b)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,326	10,326
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	1,500	1,500
Series 1985 B, 0.04% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	43,140	43,140
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,010	10,010
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.13% 11/3/14, VRDN (b)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 146,000	$ 146,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.05% 11/7/14, LOC Northern Trust Co., VRDN (b)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	1,200	1,200
		339,026
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2009 B, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	10,400	10,400
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
		38,050
Illinois - 8.7%
Chicago Board of Ed. Series 2000 B, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	39,485	39,485
Chicago Gen. Oblig.:
Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.08% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,600	12,600
Series 2003 B1, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	21,200	21,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.06% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	38,400	38,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2000-1, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,300	$ 6,300
Series 2004 A1, 0.08% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	18,545	18,545
Series 2004 A2, 0.08% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	35,520	35,520
Series 2004 A3, 0.07% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,085	2,085
DuPage County Rev. (Morton Arboretum Proj.) 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.05% 11/7/14, LOC BMO Harris Bank NA, VRDN (b)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2008 B2, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Series 2008 C, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	10,240	10,240
(Illinois College Proj.) 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,280	6,280
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	1,430	1,430
(North Central College Proj.) Series 2008, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	27,300	27,300
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.05% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	70,000	70,000
Series 2009 D, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 11/7/14, LOC Northern Trust Co., VRDN (b)	9,900	9,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Saint Xavier Univ. Proj.) Series 2008, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	$ 6,145	$ 6,145
(Spertus Institute of Jewish Studies Proj.) 0.06% 11/7/14, LOC Northern Trust Co., VRDN (b)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	15,725	15,725
(Trinity Int'l. Univ. Proj.) Series 2009, 0.05% 11/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,900	8,900
Participating VRDN:
Series EGL 06 115, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	13,615	13,615
Series EGL 06 118, Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	12,570	12,570
Series Putters 3288Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,960	2,960
Series 2007 F, 0.05% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	55,000	55,000
Series 2011 B, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	10,000	10,000
Illinois Gen. Oblig. Series 2003 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	58,100	58,100
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,245	22,245
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	16,900	16,900
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.05% 11/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	30,000	30,000
Series 2007 A 2C, 0.05% 11/7/14, LOC Northern Trust Co., VRDN (b)	1,100	1,100
Series 2007 A-2A, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	10,600	10,600
Series 2007 A1, 0.05% 11/7/14, LOC Citibank NA, VRDN (b)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)	6,100	6,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,940	$ 1,940
Series 2008, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	33,665	33,665
		871,605
Indiana - 2.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 11/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	6,200	6,200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	28,550	28,550
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	22,000	22,000
Series 2008 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	8,100	8,100
Series 2008 H, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,000	12,000
Series 2008 I, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	11,130	11,130
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.04% 11/7/14, VRDN (b)	12,200	12,200
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	19,360	19,360
Participating VRDN Series BBT 08 12, 0.05% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	11,575	11,575
Series 2008, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.05% 11/7/14, LOC Bank of Nova Scotia, VRDN (b)	26,500	26,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 1,800	$ 1,800
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
		208,200
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.04% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	8,670	8,670
Series 2013 B2, 0.06% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 11/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 11/7/14, VRDN (b)	18,500	18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.08% 11/3/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		109,370
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B2, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
Series 2009 B4, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Louisville & Jefferson County:
Series 2011 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,600	15,600
Series 2013 C, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	8,000	8,000
		36,600
Louisiana - 1.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,450	15,450
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	$ 9,000	$ 9,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.2% 11/7/14, VRDN (b)	15,200	15,200
Series 2010 B1, 0.21% 11/7/14, VRDN (b)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,100	12,100
Series 2010 B, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,200	18,200
Series 2010, 0.05% 11/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	75,000	75,000
Series 2011, 0.05% 11/7/14, LOC Bank of Nova Scotia, VRDN (b)	20,000	20,000
		170,850
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	4,150	4,150
Series 2004 C, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,100	2,100
		44,350
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.08% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	21,000	21,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 8,000	$ 8,000
Series RBC O 72, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
		38,740
Michigan - 1.4%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,600	5,600
Grand Traverse County Hosp. Series 2011 B, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	14,050	14,050
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	12,700	12,700
Series 2007 I, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,600	2,600
Series 2011 IIB, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	51,100	51,100
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	16,610	16,610
Series 2008 B2, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	23,725	23,725
Participating VRDN Series ROC II R 11676, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,650	8,650
		142,035
Minnesota - 0.7%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	4,040	4,040
Hennepin County Gen. Oblig. Series 2013 C, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	11,500	11,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 16,975	$ 16,975
Series 2009 B2, 0.07% 11/3/14, LOC JPMorgan Chase Bank, VRDN (b)	5,650	5,650
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,200	5,200
		69,830
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,360	7,360
Series ROC II-R 11987, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	6,300	6,300
		35,175
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,470	10,470
Series Putters 3929, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.04% 11/7/14, VRDN (b)	15,300	15,300
St. Charles County Pub. Wtr. Sup Series 2011, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,595	18,595
		47,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 31,410	$ 31,410
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,000	7,000
		38,410
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2008 D 2B, 0.03% 11/7/14, LOC Royal Bank of Canada, VRDN (b)	45,000	45,000
Series 2008 D1, 0.04% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,000	4,000
Series 2008 D3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	38,100	38,100
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,000	6,000
Series Putters 3489Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	55,725	55,725
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	2,600	2,600
Series 2008 B, 0.05% 11/7/14, LOC Mufg Union Bank NA, VRDN (b)	40,875	40,875
Series 2009 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	22,170	22,170
Series 2009 B, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	13,625	13,625
		266,415
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.7%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 20,100	$ 20,100
Series Putters 4462, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	17,500	17,500
Participating VRDN Series Putters 4464, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,900	7,900
New Jersey Health Care Facilities Fing. Auth. Rev. (Meridian Health Sys. Proj.) Series 2003 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,750	12,750
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 11/7/14, VRDN (b)	7,100	7,100
		65,350
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.04% 11/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
New York - 14.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.1% 11/7/14, LOC KeyBank NA, VRDN (b)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Nassau Health Care Corp. Rev. Series 2009 D1, 0.04% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,400	5,400
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
Series ROC II R 14045, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 1995 B9, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	29,100	29,100
Series 2004 A3, 0.05% 11/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,000	4,000
Series 2004 H2 0.06% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	5,500	5,500
Series 2004 H3, 0.06% 11/7/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	3,100	3,100
Series 2004 H6, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	16,095	16,095
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H8, 0.05% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	$ 4,400	$ 4,400
Series 2006 E3, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2006 E4, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	15,290	15,290
Series 2006 I7, 0.04% 11/7/14, LOC Bank of America NA, VRDN (b)	7,500	7,500
Series 2008 J10, 0.06% 11/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	33,300	33,300
Series 2010 G4, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,200	40,200
Series 2011 A4, 0.05% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,500	11,500
Series 2012 G3, 0.05% 11/7/14 (Liquidity Facility Citibank NA), VRDN (b)	86,000	86,000
Series 2012 G6, 0.07% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	9,550	9,550
Series 2013 A4, 0.04% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	29,910	29,910
Series H2, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Series 2008 E, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,600	5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	5,500	5,500
(Beekman Tower Proj.) Series 2008 A, 0.12% 11/7/14, LOC RBS Citizens NA, VRDN (b)	48,495	48,495
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	13,330	13,330
(Queenswood Apts. Proj.) Series 2001 A, 0.06% 11/7/14, LOC Freddie Mac, VRDN (b)	9,500	9,500
Series 2009 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	12,800	12,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.04% 11/7/14, LOC Lloyds Bank PLC, VRDN (b)	$ 11,650	$ 11,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	10,000	10,000
Series BC 13 3WX, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,400	6,400
Series EGL 06 69 Class A, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	16,270	16,270
Series Putters 3223, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	330	330
Series Putters 3496Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,020	7,020
Series ROC II R 11635, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11930, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	9,715	9,715
Series 2001 F1, 0.06% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	16,365	16,365
Series 2008 B1, 0.05% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	24,000	24,000
Series 2009 BB2, 0.09% 11/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	12,300	12,300
Series 2014 BB1, 0.06% 11/3/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,000	15,000
Series 2015 BB3, 0.05% 11/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	12,250	12,250
Series F2, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,975	17,975
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series ROC II R 11903, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series 1999 A2, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,400	24,400
Series 2001 A, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,300	12,300
Series 2003 A2, 0.07% 11/3/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	12,800	12,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2013 A, 0.04% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 8,750	$ 8,750
Series 2013 C4, 0.07% 11/3/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
Series 2015 A3, 0.07% 11/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	8,500	8,500
Subseries F5, 0.05% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	23,600	23,600
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	7,300	7,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0016, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	20,485	20,485
Series EGL 14 0031, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,960	8,960
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.1% 11/7/14, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	36,350	36,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	64,640	64,640
Participating VRDN:
Series EGL 06 47 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	11,540	11,540
Series EGL 07 0002, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	26,500	26,500
Series EGL 07 0003, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
Series EGL 07 0066, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	6,600	6,600
Series ROC II R 11535, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,770	2,770
Series ROC II R 11722, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	3,100	3,100
Series ROC II R 11735, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series ROC II R 11975, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2006 A2:
0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 4,130	$ 4,130
0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	5,720	5,720
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	6,100	6,100
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	19,700	19,700
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	3,000	3,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.08% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	26,600	26,600
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	46,400	46,400
Series 2009 A, 0.05% 11/7/14, LOC Freddie Mac, VRDN (b)	25,200	25,200
Series 2012 A, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,900	6,900
Series 2013 A:
0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	8,600	8,600
0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	17,000	17,000
0.07% 11/3/14, LOC PNC Bank NA, VRDN (b)	13,975	13,975
Series 2013 A3, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	21,575	21,575
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	10,800	10,800
Series 2003 M1, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	24,500	24,500
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.07% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	52,255	52,255
Series 2008 B3V, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,200	5,200
Series 2008 B7V, 0.05% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	21,100	21,100
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.03% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	13,600	13,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2005 D1, 0.06% 11/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 8,800	$ 8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Series 2005 A2, 0.04% 11/7/14, LOC California Teachers Retirement Sys., VRDN (b)	1,400	1,400
Westchester County Indl. Agcy. Rev. Series 2001, 0.24% 11/7/14, LOC RBS Citizens NA, VRDN (b)	6,290	6,290
		1,404,365
North Carolina - 1.3%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	12,800	12,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,000	7,000
Series 2002 B, 0.05% 11/7/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,000	4,000
Series 2002 C, 0.05% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	5,500	5,500
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	14,880	14,880
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 11/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	5,500	5,500
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	5,075	5,075
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series Putters 3331, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,250	1,250
Series Putters 3333, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 4,000	$ 4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	3,610	3,610
Participating VRDN:
Series RBC O 39, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,900	1,900
Series ROC II R 11806, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 11/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	11,900	11,900
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	32,700	32,700
		128,745
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	23,625	23,625
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	14,055	14,055
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 11/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,600	2,600
Middletown Hosp. Facilities Rev. Series 2008 A, 0.04% 11/7/14, LOC PNC Bank NA, VRDN (b)	4,200	4,200
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,440	2,440
		63,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 2,000	$ 2,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,000	5,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,900	5,900
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	51,000	51,000
		71,900
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	4,105	4,105
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	7,540	7,540
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	4,300	4,300
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.06% 11/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	1,425	1,425
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	1,340	1,340
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	5,515	5,515
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.05% 11/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,360	13,360
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	13,500	13,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.1% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 22,400	$ 22,400
Series 2008 A2, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	12,200	12,200
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	900	900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	6,525	6,525
Lower Merion School District Series 2009 B, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,800	6,800
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	10,110	10,110
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,855	2,855
Series ROC II R 11505, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Series ROC II R 14070, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	4,000	4,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.07% 11/7/14, LOC PNC Bank NA, VRDN (b)	6,050	6,050
(Marywood Univ. Proj.) Series 2005 A, 0.07% 11/7/14, LOC PNC Bank NA, VRDN (b)	3,855	3,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 11/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,705	4,705
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	6,060	6,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.04% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 7,430	$ 7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.05% 11/7/14, LOC Bank of America NA, VRDN (b)	23,050	23,050
Ridley School District Series 2009, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	7,935	7,935
Series 2009 C, 0.07% 11/7/14, LOC PNC Bank NA, VRDN (b)	650	650
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	5,720	5,720
		201,500
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,230	12,230
Series 2008 A, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,900	7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 11/7/14, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	20,125	20,125
		46,255
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.13% 11/3/14, VRDN (b)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	17,925	17,925
		45,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 11/7/14, LOC Bank of America NA, VRDN (b)	$ 1,300	$ 1,300
Series 2003, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	3,900	3,900
Series 2004, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2005, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	16,300	16,300
Series 2008, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	31,500	31,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	3,745	3,745
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.05% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,800	8,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	15,505	15,505
Series 2004, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	28,645	28,645
Series 2006, 0.08% 11/3/14, LOC Bank of America NA, VRDN (b)	9,500	9,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	3,500	3,500
Series Putters 2631, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
		144,195
Texas - 3.4%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.04% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,115	20,115
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,640	4,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 4,000	$ 4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	16,735	16,735
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.1% 11/7/14 (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.06% 11/3/14 (Exxon Mobil Corp. Guaranteed), VRDN (b)	12,800	12,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Houston Arpt. Sys. Rev. Series 2010, 0.06% 11/7/14, LOC Barclays Bank PLC, VRDN (b)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,500	7,500
Series Putters 4719, 0.05% 11/7/14 (Liquidity Facility Bank of America NA) (b)(e)	4,905	4,905
Series ROC II R 11885X, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series ROC II R 12267, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,955	7,955
Series 2004 B3, 0.05% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,600	20,600
Series 2004 B4, 0.04% 11/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	9,200	9,200
Judson Independent School District Participating VRDN Series MS 06 1859, 0.05% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.09% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lovejoy Independent School District Participating VRDN Series DB 514, 0.1% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 4,600	$ 4,600
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 11/3/14, VRDN (b)	5,100	5,100
Series 2010 B, 0.16% 11/3/14, VRDN (b)	3,500	3,500
Series 2010 C, 0.16% 11/3/14, VRDN (b)	18,100	18,100
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.06% 11/7/14 (Total SA Guaranteed), VRDN (b)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.06% 11/7/14 (Total SA Guaranteed), VRDN (b)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	5,395	5,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	17,500	17,500
Series 2011 E, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	9,300	9,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.06% 11/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.07% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 11/7/14, LOC Bank of America NA, VRDN (b)	2,150	2,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig. Series 2012 A, 0.04% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 10,000	$ 10,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.07% 11/7/14 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	885	885
Series RBC O 71, 0.05% 11/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	8,275	8,275
		336,465
Utah - 0.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,900	9,900
		11,700
Virginia - 0.7%
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.04% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.05% 11/7/14, LOC Bank of New York, New York, VRDN (b)	8,925	8,925
Series 2008 D2, 0.04% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,555	8,555
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.11% 11/7/14, LOC Bank of America NA, VRDN (b)	7,605	7,605
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.06% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	6,100	6,100
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,640	8,640
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,365	3,365
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN: - continued
Series ROC II R 11923, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 5,795	$ 5,795
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.05% 11/7/14, LOC PNC Bank NA, VRDN (b)	9,750	9,750
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.06% 11/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series Putters 3791Z, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
		70,535
Washington - 1.5%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.05% 11/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,310	3,310
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,840	6,840
Series ROC II R 11962, 0.05% 11/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 11/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)	12,655	12,655
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.05% 11/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Series DB 599, 0.1% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	9,805	9,805
Series DB 606, 0.11% 11/7/14 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,815	5,815
Series Putters 3856, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3872, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,000	$ 4,000
Series Putters 4292, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,755	3,755
Series WF 11-16C, 0.06% 11/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4480, 0.06% 11/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.07% 11/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 11/7/14, LOC Freddie Mac, VRDN (b)	19,610	19,610
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.06% 11/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,450	8,450
(Kitts Corner Apt. Proj.) Series 2014, 0.06% 11/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,000	7,000
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 11/7/14, LOC Fannie Mae, VRDN (b)	3,750	3,750
		154,220
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.06% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	11,800	11,800
Series 2009 B, 0.05% 11/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,600	25,600
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 11/7/14, LOC Branch Banking & Trust Co., VRDN (b)	22,400	22,400
		59,800
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.05% 11/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,400	12,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.05% 11/7/14, LOC BMO Harris Bank NA, VRDN (b)	$ 7,000	$ 7,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.06% 11/7/14, LOC PNC Bank NA, VRDN (b)	15,870	15,870
		35,270
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.2% 11/7/14, VRDN (b)	2,600	2,600
Series 1994, 0.05% 11/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
		8,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,167,431)		6,167,431
Other Municipal Debt - 32.6%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2007, 3.5% 12/1/14	8,475	8,499
Series 2009 A, 5% 5/1/15	3,445	3,528
		12,027
Alaska - 0.3%
Anchorage Gen. Oblig.:
Bonds:
Series B, 1.25% 9/1/15 (a)	1,510	1,524
Series C, 1.25% 9/1/15 (a)	1,795	1,811
Series A, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,500	2,500
Series A1, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,900	2,900
Series B1, 0.08% 11/5/14, LOC JPMorgan Chase Bank, CP	12,050	12,050
Series C1, 0.08% 11/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
		25,785
Arizona - 0.4%
Maricopa County Phoenix Union High School District #210 Bonds (School Impt. Proj.) Series 2014 C, 1% 7/1/15	1,100	1,106
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.09% 11/18/14, LOC Royal Bank of Canada, CP	10,500	10,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	$ 15,500	$ 15,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	1,900	1,961
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,860	4,969
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.07% 11/19/14, CP	5,400	5,400
		39,436
California - 5.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 L, 5% 5/1/15	5,260	5,388
California Gen. Oblig.:
RAN 1.5% 6/22/15	30,000	30,262
Series 2011 A2:
0.06% 12/4/14, LOC Royal Bank of Canada, CP	5,900	5,900
0.06% 12/16/14, LOC Royal Bank of Canada, CP	12,500	12,500
Series A1, 0.05% 11/6/14, LOC Wells Fargo Bank NA, CP	5,600	5,600
Series A3, 0.07% 11/5/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	6,200	6,200
California Infra Eco Dev. Bank Rev. Bonds 0.04%, tender 4/1/15 (b)	27,000	27,000
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	109,000	109,276
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	51,700	52,170
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.08% 12/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	4,600	4,600
0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	3,800	3,800
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	250,000	252,242
Oakland Gen. Oblig. TRAN 1% 6/30/15	55,000	55,322
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	6,400	6,479
		576,739
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN Series 2014 A, 1% 6/29/15	35,400	35,606
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	16,900	17,052
Colorado Health Facilities Auth. Rev. Bonds:
(Catholic Health Initiatives Proj.) Series 2009 B, 5%, tender 11/11/14 (b)	830	831
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. Bonds: - continued
Series 2011 A, 3.5% 2/1/15	$ 2,800	$ 2,823
Denver City & County Board Wtr. Rev. Bonds Series 2012 B, 5% 12/15/14	5,920	5,955
		62,267
Connecticut - 1.0%
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	3,400	3,428
Series 2010 A, 5% 4/1/15	1,000	1,020
Series 2014 C:
1% 12/15/14	5,100	5,106
2% 6/15/15	15,060	15,234
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.05% tender 11/25/14, CP mode	4,800	4,800
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,058
Guilford Gen. Oblig. BAN 1% 8/11/15	5,800	5,839
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	5,400	5,405
1% 12/5/14	24,955	24,976
1% 3/23/15	22,574	22,650
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,641
		103,157
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.08% tender 12/4/14, LOC JPMorgan Chase Bank, CP mode	22,600	22,600
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 12/5/14, LOC JPMorgan Chase Bank, CP	13,200	13,200
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	6,000	6,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A, 0.06% 12/3/14, LOC Sumitomo Mitsui Banking Corp., CP	5,200	5,200
		47,000
Florida - 2.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/2/15, LOC Bank of America NA, CP mode	7,540	7,540
Charlotte County School District TAN 0.75% 3/31/15	4,200	4,211
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 B, 5% 7/1/15	$ 3,530	$ 3,644
Series 2010 D, 5% 7/1/15	5,610	5,791
Florida Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/15	1,525	1,574
Series 2011 A, 5% 7/1/15	1,030	1,063
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 12/2/14, LOC JPMorgan Chase Bank, CP	6,713	6,713
0.08% 11/5/14, LOC JPMorgan Chase Bank, CP	10,400	10,400
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.07% 11/13/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,200	5,200
0.1% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
0.1% 1/22/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,010	6,010
0.11% 11/20/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,300	7,300
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.08% 12/2/14, CP	9,800	9,800
Jacksonville Gen. Oblig. Series 2004 A:
0.09% 12/1/14, LOC Barclays Bank PLC, CP	5,900	5,900
0.09% 12/1/14, LOC Barclays Bank PLC, CP	3,900	3,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 6, 5% 10/1/15	1,450	1,514
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	80,100	80,328
Palm Beach County School District TAN 1.25% 1/30/15	19,500	19,556
Pinellas County School District TAN 0.75% 6/30/15 (a)	21,600	21,688
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.12%, tender 5/29/15 (b)	7,000	7,000
St. Lucie School District TAN Series 2014, 1.5% 3/1/15	6,500	6,530
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.13%, tender 5/29/15 (b)	4,800	4,800
		228,462
Georgia - 1.3%
Atlanta Arpt. Rev. Bonds Series 2011 A, 5% 1/1/15	5,175	5,217
Cobb County Gen. Obligations TAN 0.5% 11/28/14	12,200	12,204
Fulton County Gen. Oblig. TAN 1% 12/31/14	77,100	77,215
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	1,000	1,019
Series 2009 G, 5% 11/1/14	1,200	1,200
Series 2013 A, 5% 1/1/15	2,000	2,016
Series 2014 A, 5% 2/1/15	8,300	8,401
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985A, 0.09% tender 12/9/14, LOC Barclays Bank PLC, CP mode	$ 5,550	$ 5,550
Series B:
0.06% 11/6/14, LOC PNC Bank NA, CP	2,913	2,913
0.06% 12/3/14, LOC TD Banknorth, NA, CP	14,700	14,700
		130,435
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series DR, 5% 6/1/15	1,000	1,028
Idaho - 0.7%
Idaho Gen. Oblig. TAN 2% 6/30/15	64,100	64,899
Illinois - 0.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 D2, 0.1% 1/22/15, LOC BMO Harris Bank NA, CP	2,751	2,751
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	3,990	3,991
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.06% 12/2/14, LOC PNC Bank NA, CP	8,900	8,900
0.09% 1/14/15, LOC PNC Bank NA, CP	8,900	8,900
Illinois Fin. Auth. Rev. Bonds (Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.08% tender 2/2/15, CP mode	3,800	3,800
0.09% tender 11/5/14, CP mode	6,100	6,100
0.09% tender 12/3/14, CP mode	5,900	5,900
Series 2012 I:
0.07% tender 12/1/14, CP mode	4,700	4,700
0.08% tender 2/5/15, CP mode	6,100	6,100
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.13%, tender 7/16/15 (b)	5,000	5,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	1,905	1,962
		58,104
Indiana - 2.7%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.06% tender 12/9/14, CP mode	30,900	30,900
0.09% tender 12/1/14, CP mode	12,665	12,665
2% 2/1/15	9,288	9,331
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Gas Util. Sys. Rev. 0.08% 12/4/14, LOC JPMorgan Chase Bank, CP	$ 12,100	$ 12,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.3%, tender 11/18/14 (b)	201,000	201,000
		265,996
Kansas - 0.1%
City of Lawrence Kansas Gen. Oblig. BAN Series 2014 l, 5% 5/1/15	425	435
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2014 B, 0.092% 9/1/15 (b)	7,400	7,400
Wichita Gen. Oblig. Bonds Series 811, 4% 6/1/15	6,585	6,733
		14,568
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/25/14, CP mode	3,700	3,700
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 11/5/14, CP mode	4,100	4,100
		7,800
Maryland - 0.7%
Baltimore County Gen. Oblig.:
0.05% 11/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	7,700	7,700
0.06% 12/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,300	12,300
0.07% 11/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,100	12,100
0.08% 12/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	15,600	15,600
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/15	5,000	5,182
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 12/1/14 (b)	11,800	11,800
Washington Suburban San. District Bonds 5% 6/1/15	7,500	7,713
		72,395
Massachusetts - 0.7%
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	29,400	29,597
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.25% tender 12/11/14, CP mode	2,700	2,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 A, 0.25% tender 11/7/14, CP mode	$ 32,100	$ 32,100
Series 1993 B:
0.36% tender 12/12/14, CP mode	3,100	3,100
0.37% tender 11/17/14, CP mode	500	500
		67,997
Michigan - 0.8%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 12/11/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	24,215	24,215
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,500	1,504
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 12/2/14, CP mode	5,900	5,900
0.06% tender 12/3/14, CP mode	7,835	7,835
0.07% tender 11/4/14, CP mode	4,400	4,400
0.07% tender 11/4/14, CP mode	8,400	8,400
0.08% tender 11/5/14, CP mode	9,800	9,800
0.09% tender 12/3/14, CP mode	6,100	6,100
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.05% tender 11/3/14, CP mode	5,000	5,000
Series J1, 0.08% 11/6/14, CP	5,535	5,535
		78,689
Minnesota - 0.5%
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/15	2,000	2,073
Series 2009 H, 5% 11/1/14	8,900	8,900
Series 2010 A, 5% 8/1/15	4,725	4,896
Series 2014 B, 4% 8/1/15	7,200	7,408
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	2,580	2,602
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.08% 12/4/14, CP	4,800	4,800
Univ. of Minnesota Rev. Series 2005 A:
0.05% 11/3/14, CP	6,500	6,500
0.06% 12/2/14, CP	8,000	8,000
0.08% 11/5/14, CP	8,800	8,800
		53,979
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.0%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.12%, tender 5/29/15 (b)	$ 4,700	$ 4,700
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2013 A, 5% 1/1/15	2,700	2,722
Series A:
0.08% 11/6/14, CP	5,800	5,800
0.08% 12/4/14, CP	5,800	5,800
0.08% 12/10/14, CP	5,800	5,800
0.09% 11/13/14, CP	6,000	6,000
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	7,393	7,464
Series A:
0.08% 12/1/14, CP	6,000	6,000
0.1% 11/12/14, CP	7,500	7,500
0.1% 11/17/14, CP	3,600	3,600
0.11% 11/5/14, CP	7,000	7,000
		57,686
Nevada - 0.3%
Clark County School District Bonds:
Series 2006 A, 5% 6/15/15	3,380	3,482
Series 2013 B, 5% 6/15/15	5,000	5,150
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
2% 12/1/14	6,325	6,335
4% 6/1/15	700	715
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 3/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,700	4,700
Series 2006 B, 0.1% 12/1/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,300	8,300
		28,682
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.35% tender 12/5/14, CP mode	8,700	8,700
0.37% tender 11/19/14, CP mode	3,000	3,000
		11,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.3%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	$ 7,275	$ 7,311
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	4,400	4,414
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	50,400	50,400
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	28,750	28,750
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	24,000	24,000
Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,600	9,600
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,407
		129,882
New York - 0.5%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.1% 11/5/14, CP	5,000	5,000
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 11/6/14, LOC Barclays Bank PLC, CP	18,600	18,600
Series 2D:
0.09% 2/6/15, LOC Citibank NA, CP	12,200	12,200
0.1% 12/8/14, LOC Citibank NA, CP	5,700	5,700
		49,700
North Carolina - 0.2%
Mecklenburg County Gen. Oblig. Bonds 5% 3/1/15	4,785	4,862
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2010 A, 5% 1/1/15	1,200	1,210
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/15	2,325	2,363
Series 2010 A, 5% 5/1/15	5,600	5,734
Series 2010 B, 5% 6/1/15	4,330	4,452
Series 2013 C, 3.5% 5/1/15	4,250	4,321
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2008 A, 5.25% 1/1/15	1,825	1,841
		24,783
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.5%
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.08%, tender 6/3/15 (b)	$ 3,500	$ 3,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 11/5/14, CP mode	3,000	3,000
0.1% tender 2/4/15, CP mode	8,200	8,200
0.1% tender 5/6/15, CP mode	4,600	4,600
Series 2008 B6:
0.09% tender 11/5/14, CP mode	15,000	15,000
0.1% tender 3/5/15, CP mode	4,800	4,800
0.1% tender 4/6/15, CP mode	7,800	7,800
		46,900
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 12/4/14, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	5,700	5,700
		12,800
Oregon - 0.6%
Oregon Gen. Oblig.:
Bonds Series 2014 C, 4% 8/1/15	2,350	2,418
TAN Series 2014 A, 2% 6/15/15	55,200	55,841
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	3,330	3,365
		61,624
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	4,500	4,561
South Carolina - 0.6%
Charleston County School District TAN 1.25% 4/1/15	13,100	13,163
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15	2,640	2,656
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2014 C, 1.25% 3/2/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	36,985	37,128
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009 E, 5% 1/1/15	4,950	4,989
		57,936
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	$ 9,950	$ 9,989
Texas - 6.3%
Austin Elec. Util. Sys. Rev. Series A:
0.06% 11/3/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,300	4,300
0.08% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,400	16,400
Brownsville Util. Sys. Rev. Series A, 0.11% 2/10/15, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	4,925	4,925
Harris County Gen. Oblig.:
Series A1:
0.09% 2/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,100	8,100
TAN Series 2014:
1% 2/27/15	31,000	31,091
2% 2/27/15	3,200	3,220
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,900	6,900
Harris County Metropolitan Trans. Auth.:
Series A1:
0.08% 12/4/14 (Liquidity Facility JPMorgan Chase Bank), CP	22,100	22,100
0.13% 12/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 12/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig. TRAN Series 2014, 1% 6/30/15	3,200	3,219
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.12% 3/16/15, CP	3,905	3,905
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/14	4,610	4,618
Lower Colorado River Auth. Rev.:
Series A:
0.08% 2/2/15, LOC JPMorgan Chase Bank, CP	7,200	7,200
0.09% 11/4/14, LOC JPMorgan Chase Bank, CP	7,600	7,600
0.06% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,100	16,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.08% 11/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 9,250	$ 9,250
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.07% tender 12/9/14, LOC JPMorgan Chase Bank, CP mode	7,600	7,600
0.07% tender 12/10/14, LOC JPMorgan Chase Bank, CP mode	11,300	11,300
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	1,985	2,007
Round Rock Independent School District Bonds Series 2005, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	2,405	2,492
San Antonio Wtr. Sys. Rev. Bonds Series 2014 A, 2% 5/15/15	3,140	3,171
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.) Series 2013 B, 0.14%, tender 5/29/15 (b)	3,200	3,200
Series 2014, 3% 12/1/14	2,320	2,325
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,521
Texas A&M Univ. Rev.:
Bonds Series 2011 A, 4% 5/15/15	2,610	2,664
Series 1993 B:
0.09% 12/8/14, CP	6,700	6,700
0.09% 3/6/15, CP	6,400	6,400
Texas Gen. Oblig.:
Bonds Series 2014, 2% 4/1/15	10,300	10,381
TRAN Series 2014, 1.5% 8/31/15	198,500	200,742
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 11/6/14, LOC Barclays Bank PLC, CP	5,800	5,800
0.09% 12/9/14, LOC Barclays Bank PLC, CP	10,900	10,900
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	4,400	4,542
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/15	5,725	5,841
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	$ 3,030	$ 3,133
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.05% 11/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.05% 11/17/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.05% 11/18/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,854	4,854
0.06% 12/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
0.06% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,900	4,900
0.08% 11/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,930	5,930
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
0.08% 11/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,520	7,520
0.08% 11/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
0.08% 12/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
0.08% 1/14/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.08% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.09% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.09% 1/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.09% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 2/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.09% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
0.09% 2/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.09% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 15,000	$ 15,000
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,983	4,983
		632,984
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.09% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	1,000	1,032
Series 2011 A, 5% 7/1/15	2,000	2,064
		9,296
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds Series 2014 B, 1.5% 10/1/15 (a)	8,555	8,660
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.13%, tender 5/29/15 (b)	7,700	7,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.17%, tender 5/29/15 (b)	17,160	17,160
Series 2012 A, 0.13%, tender 5/29/15 (b)	13,100	13,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.08% 11/17/14, CP	9,600	9,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/18/14, CP mode	1,700	1,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2014 B, 5% 2/1/15	3,060	3,097
Series 2008 A, 5% 2/1/15	2,300	2,328
Series 2012 A, 5% 9/1/15	4,845	5,040
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projs.) Series 2010 A, 5% 5/15/15	5,485	5,629
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2014 C, 5% 8/1/15	5,020	5,203
Virginia Pub. School Auth. Bonds Series 2008 A, 5% 8/1/15	1,000	1,036
		80,253
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.3%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2006 A, 5% 7/1/15	$ 2,085	$ 2,152
(Proj. 1) Series 2009 A, 5% 7/1/15	720	743
Series 2005 A, 5% 7/1/15	350	361
Series 2007 C, 5% 7/1/15	620	640
King County Swr. Rev. Bonds 5% 1/1/15	1,235	1,245
Seattle Gen. Oblig. Bonds Series 2012, 3% 12/1/14	2,495	2,501
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/15	7,030	7,115
Series 2011 A, 5% 2/1/15	3,310	3,350
Washington Gen. Oblig. Bonds:
Series 2008 D, 5% 1/1/15	8,350	8,418
Series 2010 B, 5% 1/1/15	1,250	1,260
Series 2014 AR, 3% 7/1/15	4,135	4,214
		31,999
Wisconsin - 1.0%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	5,900	6,018
RAN Series 2014 RI, 1% 12/23/14	8,300	8,311
Wisconsin Gen. Oblig.:
Bonds 5% 5/1/15	10,000	10,242
Series 2005 A, 0.08% 11/17/14 (Liquidity Facility Bank of New York, New York), CP	5,241	5,241
Series 2006 A, 0.07% 12/1/14 (Liquidity Facility Bank of New York, New York), CP	5,700	5,700
Series 2013 A:
0.06% 12/4/14 (Liquidity Facility Bank of New York, New York), CP	7,215	7,215
0.08% 12/8/14 (Liquidity Facility Bank of New York, New York), CP	5,900	5,900
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.11%, tender 5/29/15 (b)	4,405	4,405
Series 2014 B1, 0.12%, tender 5/29/15 (b)	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Bonds Series 2014 A, 1% 12/1/14	3,820	3,823
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.06% tender 11/13/14, CP mode	3,400	3,400
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,300	9,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A, 0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 8,784	$ 8,784
Series 2013 A:
0.08% 2/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,300	4,300
0.09% 12/8/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	8,500	8,500
		96,339
TOTAL OTHER MUNICIPAL DEBT (Cost $3,262,577)		3,262,577
Investment Company - 5.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (c)(d) (Cost $517,469)	517,469,083	517,469
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $9,947,477)		9,947,477
NET OTHER ASSETS (LIABILITIES) - 0.7%		67,640
NET ASSETS - 100%		$ 10,015,117
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,875,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Fort Bend Independent School District Bonds Series WF 09 49C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo & Co.)	8/13/09	$ 4,925
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 1/22/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 50,400
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 28,750
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 9,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 270
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,430,008)	$ 9,430,008
Fidelity Central Funds (cost $517,469)	517,469
Total Investments (cost $9,947,477)		$ 9,947,477
Cash		1,087
Receivable for investments sold		56,700
Receivable for fund shares sold		128,195
Interest receivable		10,460
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		31
Receivable from investment adviser for expense reductions		74
Other receivables		66
Total assets		10,144,107
Liabilities
Payable for investments purchased Regular delivery	$ 479
Delayed delivery	33,683
Payable for fund shares redeemed	92,469
Distributions payable	8
Accrued management fee	426
Other affiliated payables	1,814
Other payables and accrued expenses	111
Total liabilities		128,990

Net Assets		$ 10,015,117
Net Assets consist of:
Paid in capital		$ 10,014,656
Accumulated undistributed net realized gain (loss) on investments		461
Net Assets		$ 10,015,117
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($421,190 ÷ 420,723 shares)		$ 1.00

Daily Money Class: Net Asset Value, offering price and redemption price per share ($362,045 ÷ 361,636 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($9,231,882 ÷ 9,225,683 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2014

Investment Income
Interest		$ 9,065
Income from Fidelity Central Funds		270
Total income		9,335

Expenses
Management fee	$ 25,238
Transfer agent fees	20,194
Distribution and service plan fees	3,162
Accounting fees and expenses	822
Custodian fees and expenses	128
Independent trustees' compensation	42
Registration fees	581
Audit	52
Legal	28
Miscellaneous	119
Total expenses before reductions	50,366
Expense reductions	(42,039)	8,327
Net investment income (loss)		1,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,303
Net increase in net assets resulting from operations		$ 2,311

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2014	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,008	$ 956
Net realized gain (loss)	1,303	791
Net increase in net assets resulting from operations	2,311	1,747
Distributions to shareholders from net investment income	(1,009)	(955)
Share transactions - net increase (decrease)	208,624	1,063,396
Total increase (decrease) in net assets	209,926	1,064,188

Net Assets
Beginning of period	9,805,191	8,741,003
End of period	$ 10,015,117	$ 9,805,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.08%	.13%	.17%	.22%	.28%
Expenses net of all reductions	.08%	.13%	.17%	.22%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 421	$ 442	$ 402	$ 399	$ 371

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.08%	.13%	.17%	.21%	.28%
Expenses net of all reductions	.08%	.13%	.17%	.21%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 362	$ 442	$ 481	$ 525	$ 508

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.08%	.13%	.17%	.21%	.28%
Expenses net of all reductions	.08%	.13%	.17%	.21%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,232	$ 8,921	$ 7,858	$ 7,032	$ 6,006

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included as Miscellaneous expense on the Statement of Operations. As of October 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 9,947,477

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 69
Undistributed long-term capital gain	$ 489

The tax character of distributions paid was as follows:

	October 31, 2014	October 31, 2013
Tax-exempt Income	$ 1,009	$ 955

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$ 2,119	$ -
Daily Money Class	-%	.25%	1,043	-
			$ 3,162	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained three hundred and sixty-one dollars from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The Fund pays Citibank a transfer agent fee equal to an annual rate of .20% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Capital Reserves Class	$ 848
Daily Money Class	835
Fidelity Tax-Free Money Market Fund	18,511
$ 20,194

During the period, the investment adviser or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$ 71
Daily Money Class	.70%	73
Fidelity Tax-Free Money Market Fund	.45%	1,576
		$ 1,720

Annual Report

5. Expense Reductions - continued

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Capital Reserves Class	$ 3,678
Daily Money Class	2,576
Fidelity Tax-Free Money Market Fund	34,046

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2014	2013
From net investment income
Capital Reserves Class	$ 42	$ 43
Daily Money Class	42	48
Fidelity Tax-Free Money Market Fund	925	864
Total	$ 1,009	$ 955

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

Years ended October 31,	2014	2013
Capital Reserves Class
Shares sold	1,809,278	1,856,746
Reinvestment of distributions	30	32
Shares redeemed	(1,830,204)	(1,817,123)
Net increase (decrease)	(20,896)	39,655
Daily Money Class
Shares sold	1,131,842	1,395,758
Reinvestment of distributions	38	44
Shares redeemed	(1,212,077)	(1,434,574)
Net increase (decrease)	(80,197)	(38,772)
Fidelity Tax-Free Money Market Fund
Shares sold	27,731,483	28,349,275
Reinvestment of distributions	855	814
Shares redeemed	(27,422,621)	(27,287,576)
Net increase (decrease)	309,717	1,062,513

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 15, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton and Mr. Engler each oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of ArtisNaples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-
present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturing) (2003-present), K12 Inc. (for-profit education and curriculum) (2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2005-2011) and as governor of Michigan (1991-2003).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Tax-Exempt Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Tax-Free Money Market Fund	11/28/14	11/26/14	$0.00006

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2014, $1,089,010, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Tax-Exempt Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2013.

Daily Money Class (0.25% 12b-1 fee class of the fund): The Board noted that the total expense ratio of Daily Money Class of Tax-Exempt Fund ranked below its competitive median for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Capital Reserves Class (0.50% 12b-1 fee class of the fund): The Board noted that the total expense ratio of Capital Reserves Class of Tax-Exempt Fund ranked below its competitive median for 2013.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TFM-UANN-1214
1.784782.111

Item 2. Code of Ethics

As of the end of the period, October 31, 2014, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Fund (the "Fund"):

Services Billed by Deloitte Entities

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Fund	$27,000	$-	$4,900	$600

October 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Fund	$23,000	$-	$4,700	$100

A Amounts may reflect rounding.

B Government Fund commenced operations on July 2, 2013.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$55,000	$-	$2,200	$8,100
Tax-Exempt Fund	$42,000	$-	$2,200	$5,100
Treasury Fund	$43,000	$-	$2,200	$3,500

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$59,000	$-	$2,100	$8,500
Tax-Exempt Fund	$43,000	$-	$2,100	$5,000
Treasury Fund	$44,000	$-	$2,100	$3,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2014A	October 31, 2013A,B
Audit-Related Fees	$150,000	$1,010,000
Tax Fees	$-	$-
All Other Fees	$590,000	$800,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Government Fund's commencement of operations.

Services Billed by PwC

	October 31, 2014A	October 31, 2013A
Audit-Related Fees	$4,430,000	$5,395,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2014 A	October 31, 2013 A,B
PwC	$5,665,000	$6,320,000
Deloitte Entities	$1,830,000	$1,925,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Government Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2014